THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 38.1%

	Face Amount	Value

COMMUNICATION SERVICES — 3.1%
AT&T
3.900%, 03/11/24	$480,000	$533,275
Comcast
4.600%, 10/15/38	400,000	541,087
2.650%, 02/01/30	240,000	265,728
Crown Castle Towers
4.241%, 07/15/28 (A)	400,000	454,142
3.222%, 05/15/22 (A)	300,000	304,960
Discovery Communications
4.125%, 05/15/29	635,000	732,947
Verizon Communications
3.875%, 02/08/29	480,000	578,692

		3,410,831

CONSUMER DISCRETIONARY — 1.1%
Mars
2.375%, 07/16/40 (A)	540,000	556,819
Tiffany
4.900%, 10/01/44	470,000	601,627

		1,158,446

CONSUMER STAPLES — 2.5%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	369,215
Bacardi
5.150%, 05/15/38 (A)	390,000	483,523
Bunge Finance
3.250%, 08/15/26	250,000	267,585
Conagra Brands
4.600%, 11/01/25	615,000	718,218
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	254,328
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	256,908
Tyson Foods
3.900%, 09/28/23	380,000	417,038

		2,766,815

ENERGY — 3.3%
Boardwalk Pipelines
4.800%, 05/03/29	630,000	685,431
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/78	380,000	376,200
Energy Transfer Operating
2.900%, 05/15/25	485,000	491,268
MarkWest Energy Partners
4.875%, 06/01/25	375,000	424,943
Noble Energy
8.000%, 04/01/27	250,000	333,156
Occidental Petroleum
3.500%, 08/15/29	475,000	422,166

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Rockies Express Pipeline
3.600%, 05/15/25 (A)	$480,000	$465,600
Western Midstream Operating
4.000%, 07/01/22	335,000	345,713

		3,544,477

FINANCIALS — 15.1%
Ally Financial
3.875%, 05/21/24	440,000	470,102
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	564,760	560,275
Apollo Management Holdings
4.000%, 05/30/24 (A)	835,000	916,546
Ares Capital
4.250%, 03/01/25	570,000	585,726
Ares Finance II
3.250%, 06/15/30 (A)	520,000	549,170
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931% (C)	520,000	555,100
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Yr Curr+1.432%, 12/15/32	440,000	489,518
BlackRock TCP Capital
4.125%, 08/11/22	400,000	404,652
3.900%, 08/23/24	55,000	55,900
Brookfield Finance
4.250%, 06/02/26	495,000	563,543
Carlyle Finance Subsidiary
3.500%, 09/19/29 (A)	400,000	427,607
CIT Group
4.750%, 02/16/24	655,000	677,924
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	303,166
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/28	415,000	426,616
E*TRADE Financial
3.800%, 08/24/27	435,000	491,740
First Republic Bank
4.375%, 08/01/46	435,000	535,335
General Motors Financial
3.700%, 05/09/23	250,000	260,909
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880% (C)	600,000	548,459
JPMorgan Chase
3.625%, 12/01/27	420,000	473,885
Legg Mason
5.625%, 01/15/44	420,000	566,335

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610% (C)	$507,000	$542,490
Main Street Capital
5.200%, 05/01/24	555,000	572,744
Neuberger Berman Group
4.500%, 03/15/27 (A)	370,000	410,471
Nuveen Finance
4.125%, 11/01/24 (A)	400,000	454,358
Owl Rock Capital
3.750%, 07/22/25	490,000	486,261
Prospect Capital
6.375%, 01/15/24	200,000	204,001
5.875%, 03/15/23	380,000	394,468
Santander Holdings USA
3.400%, 01/18/23	500,000	523,552
Stifel Financial
4.250%, 07/18/24	445,000	480,366
Synchrony Financial
4.250%, 08/15/24	425,000	451,465
Synovus Financial
5.900%, VAR USD Swap Semi 30/360 5 Yr Curr+3.379%, 02/07/29	430,000	439,112
TPG Specialty Lending
4.500%, 01/22/23	370,000	376,035
3.875%, 11/01/24	115,000	115,225
Truist Financial
5.050%, VAR ICE LIBOR USD 3 Month+3.102% (C)	590,000	544,974
Willis North America
3.600%, 05/15/24	415,000	453,091

		16,311,121

INDUSTRIALS — 4.2%
American Airlines, Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	333,778	233,548
Aviation Capital Group
4.375%, 01/30/24 (A)	390,000	383,710
CNH Industrial MTN
3.850%, 11/15/27	335,000	362,686
Delta Air Lines
2.900%, 10/28/24	455,000	394,835
Masco
6.500%, 08/15/32	317,000	390,790
Northern Group Housing
5.605%, 08/15/33 (A)	587,785	679,228
Oshkosh
3.100%, 03/01/30	530,000	554,247
Parker-Hannifin
4.000%, 06/14/49	425,000	532,516
Roper Technologies
2.950%, 09/15/29	420,000	471,187

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Westinghouse Air Brake Technologies
3.200%, 06/15/25	$530,000	$553,664

		4,556,411

INFORMATION TECHNOLOGY — 1.3%
Infor
1.750%, 07/15/25 (A)	335,000	345,318
Microsoft
3.700%, 08/08/46	450,000	586,053
NXP BV
5.550%, 12/01/28 (A)	390,000	489,084

		1,420,455

MATERIALS — 3.2%
Anglo American Capital
4.500%, 03/15/28 (A)	385,000	439,860
CF Industries
4.500%, 12/01/26 (A)	300,000	337,358
Martin Marietta Materials
6.250%, 05/01/37	250,000	319,478
Nucor
5.200%, 08/01/43	300,000	407,456
Steel Dynamics
4.125%, 09/15/25	450,000	460,805
Teck Resources
3.900%, 07/15/30 (A)	525,000	543,108
Vulcan Materials
4.500%, 04/01/25	400,000	452,108
WRKCo
4.650%, 03/15/26	390,000	461,124

		3,421,297

REAL ESTATE — 1.5%
STORE Capital
4.500%, 03/15/28	380,000	403,027
UDR
3.000%, 08/15/31	560,000	621,157
Vornado Realty
3.500%, 01/15/25	565,000	573,987

		1,598,171

UTILITIES — 2.8%
Dominion Energy Gas Holdings
3.000%, 11/15/29	400,000	445,624
DPL
4.350%, 04/15/29	425,000	448,830
Emera US Finance
4.750%, 06/15/46	410,000	532,589
IPALCO Enterprises
3.700%, 09/01/24	435,000	472,807
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843% (C)	385,000	375,375

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Sempra Energy
4.000%, 02/01/48	$410,000	$501,178
Spire
3.543%, 02/27/24	250,000	265,730

		3,042,133

Total Corporate Obligations (Cost $38,430,662)		41,230,157

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.7%
FHLMC
4.500%, 12/01/48	423,066	457,999
4.000%, 02/01/47	768,633	822,720
4.000%, 11/01/47	844,601	902,540
4.000%, 11/01/48	440,363	467,433
3.500%, 11/01/44	681,569	726,685
3.500%, 04/01/46	462,006	494,767
3.500%, 07/01/47	1,195,554	1,259,267
3.500%, 12/01/48	696,793	734,822
3.000%, 02/01/45	673,500	718,044
3.000%, 08/01/45	322,663	343,136
3.000%, 02/01/48	506,227	536,038
2.500%, 02/01/30	360,870	379,638
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	521,477
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.014%, 02/25/43(D)	136,930	146,580
FNMA
4.500%, 02/01/41	783,665	871,531
4.500%, 03/01/48	977,641	1,051,859
4.000%, 03/01/35	215,818	231,470
4.000%, 01/01/42	534,747	586,446
4.000%, 05/01/49	582,402	620,609
3.500%, 02/01/47	560,757	600,614
3.500%, 12/01/47	458,355	484,815
3.500%, 08/01/48	674,537	712,499
3.500%, 03/01/49	793,812	843,981
3.500%, 06/01/49	1,105,965	1,210,951
3.000%, 10/01/48	949,611	975,757
3.000%, 02/01/50	1,006,886	1,066,021
2.500%, 12/01/49	961,012	1,008,540
GNMA
4.000%, 07/20/48	391,928	417,509
3.500%, 06/20/48	968,800	1,028,065

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $19,504,696)		20,221,813

U.S. TREASURY OBLIGATIONS — 16.5%
U.S. Treasury Bond
1.250%, 05/15/50	700,000	709,215
U.S. Treasury Notes
3.750%, 08/15/41	1,200,000	1,827,047
3.000%, 05/15/45	1,725,000	2,412,911
2.250%, 08/15/27	2,440,000	2,755,103
2.250%, 08/15/46	4,550,000	5,644,666
1.875%, 01/31/22	3,400,000	3,488,586

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.625%, 05/15/30	$1,000,000	$1,008,281

Total U.S. Treasury Obligations (Cost $15,288,051)		17,845,809

ASSET-BACKED SECURITIES — 12.9%
610 Funding CLO 2, Ser 2016-1RA, Cl A1R
1.762%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29 (A)	400,000	396,995
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl A1BR
3.940%, 07/20/29 (A)	425,000	423,406
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B
4.201%, 12/17/36 (A)	285,000	308,006
ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44 (A)	100,000	99,378
CARS-DB4, Ser 2020-1A, Cl A6
3.810%, 02/15/50 (A)	750,000	733,060
CERBERUS LOAN FUNDING XXVII, Ser 2019-2A, Cl A2
3.500%, 01/15/32 (A)	590,000	590,000
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/60 (A)	635,000	641,628
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47 (A)	561,150	531,837
Colony American Finance, Ser 2015-1, Cl D
5.649%, 10/15/47 (A)	175,000	176,407
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/51 (A)	305,474	314,824
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
2.241%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47 (A)	286,888	286,710
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	81,341	82,542
Drug Royalty III, Ser 2017-1A, Cl A1
2.775%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	60,057	59,998
ExteNet, Ser 2019-1A, Cl A2
3.204%, 07/26/49 (A)	720,000	721,674
Golub Capital Partners CLO 47M, Ser 2020-47A, Cl A2B
3.008%, 05/05/32 (A)	800,000	798,000
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	357,847	298,203
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	87,789	88,411

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36 (A)	$311,131	$309,980
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54 (A)	578,242	566,046
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	119,041	119,397
Progress Residential Trust, Ser 2018-SFR1, Cl C
3.684%, 03/17/35 (A)	445,000	450,674
Progress Residential Trust, Ser 2019-SFR2, Cl C
3.545%, 05/17/36 (A)	769,000	791,443
RR 9, Ser 2020-9A, Cl A1F
3.360%, 04/15/31 (A)	510,000	515,961
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49 (A)	850,000	898,863
SCF Equipment Leasing, Ser 2019-1A, Cl C
3.920%, 11/20/26 (A)	575,000	546,086
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (A)(D)	380,000	383,370
Taco Bell Funding, Ser 2018-1A, Cl A2I
4.318%, 11/25/48 (A)	394,000	406,214
Trafigura Securitisation Finance, Ser 2018-1A, Cl A2
3.730%, 03/15/22 (A)	845,000	855,935
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47 (A)	280,000	290,915
Vantage Data Centers, Ser 2019-1A, Cl A2
3.188%, 07/15/44 (A)	653,950	669,440
Willis Engine Structured Trust V, Ser 2020-A, Cl A
3.228%, 03/15/45 (A)	787,986	594,364

Total Asset-Backed Securities
(Cost $14,167,376)		13,949,767

MORTGAGE-BACKED SECURITIES — 9.7%
Agate Bay Mortgage Trust, Ser 2014-1, Cl B1
3.855%, 07/25/44 (A)(D)	526,086	531,186
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A)(D)	240,934	244,340
BANK, Ser 2017-BNK9, Cl ASB
3.470%, 11/15/54	500,000	551,283
BX Commercial Mortgage Trust, Ser 2019-XL, Cl C
1.425%, VAR ICE LIBOR USD 1 Month+1.250%, 10/15/36 (A)	716,720	713,760

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	$365,599	$397,147
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(D)	446,382	457,040
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(D)	616,337	636,793
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.897%, 04/25/50 (A)(D)	769,732	779,426
FREMF 2017-K66 Mortgage Trust, Ser K66, Cl C
4.035%, 07/25/27 (A)(D)	175,000	185,535
FREMF Mortgage Trust, Ser 2012-K21, Cl B
3.935%, 07/25/45 (A)(D)	280,000	292,876
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.631%, 07/25/46 (A)(D)	160,000	169,463
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.393%, 07/25/22 (A)(D)	475,000	482,820
FREMF Mortgage Trust, Ser 2016-K723, Cl C
3.582%, 11/25/23 (A)(D)	470,000	478,776
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.073%, 07/25/50 (A)(D)	725,000	769,021
FREMF Mortgage Trust, Ser 2017-K725, Cl C
3.879%, 02/25/50 (A)(D)	280,000	286,479
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(B)	238,352	315,566
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	492,738	520,933
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.549%, 07/25/44 (A)(D)	130,134	134,737
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.697%, 06/25/46 (A)(D)	205,778	212,154
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	749,544	868,376
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(D)	142,488	147,186
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(D)	187,521	193,877
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(D)	175,830	179,862
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (A)(D)	188,993	191,794

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (A)(D)	$360,160	$364,212
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	300,835	305,968

Total Mortgage-Backed Securities (Cost $10,084,621)		10,410,610

MUNICIPAL BONDS — 2.6%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50 (A)	400,000	479,747
City of Riverside California, Ser A
3.857%, 06/01/45	780,000	837,735
Grand Parkway Transportation, Sub-Ser
3.216%, 10/01/49	640,000	686,720
Massachusetts State, Housing Finance Agency, Ser B
3.350%, 12/01/40	790,000	823,243

Total Municipal Bonds (Cost $2,696,901)		2,827,445

Total Investments in Securities— 98.5% (Cost $100,172,307)		$106,485,601

Percentages are based on Net Assets of $108,160,315.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2020 was $31,811,956 and represented 29.4% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
Ser — Series
USD — U.S. Dollar
VAR— Variable Rate

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$40,669,882	$560,275	$41,230,157
U.S. Government Agency Mortgage-Backed Obligations	—	20,221,813	—	20,221,813
U.S. Treasury Obligations	—	17,845,809	—	17,845,809
Asset-Backed Securities	—	13,949,767	—	13,949,767
Mortgage-Backed Securities	—	10,095,044	315,566	10,410,610
Municipal Bonds	—	2,827,445	—	2,827,445

Total Investments in Securities	$–	$105,609,760	$875,841	$106,485,601

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of July 31, 2020:

	Corporate Obligations	Mortgage- Backed Securities	Total
Balance as of November 1, 2020	$628,151	$304,729	$932,880
Accrued discounts/premiums	(1)	(468)	(469)
Realized gain/(loss)	—	(346)	(346)
Change in unrealized appreciation/ (depreciation)	(18,252)	13,842	(4,410)
Purchases	—	—	—
Sales/paydowns	(49,623)	(2,191)	(51,814)
Net transfer into Level 3	—	—	—
Net transfer out of Level 3	—	—	—

Ending Balance as of July 31, 2020	$560,275	$315,566	$875,841

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(18,252)	$13,842	$(4,410)

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%

	Shares	Value

AUSTRALIA — 3.5%
Altium	37,500	$880,112
Macquarie Group	14,500	1,279,296
Santos	198,158	746,094

		2,905,502

BELGIUM — 0.9%
Solvay	9,500	739,248

BRAZIL — 1.2%
YDUQS Participacoes	148,660	961,514

CANADA — 7.5%
Bank of Montreal	22,860	1,250,648
George Weston	15,750	1,189,613
Magna International	21,679	1,002,013
Manulife Financial	84,230	1,128,768
TFI International	38,700	1,679,231

		6,250,273

CHINA — 1.2%
CNOOC ADR	9,400	993,110

DENMARK — 5.2%
GN Store Nord	21,600	1,317,177
Netcompany Group *	21,500	1,544,047
Pandora	22,300	1,411,366

		4,272,590

FINLAND — 1.3%
Neste	23,152	1,060,334

FRANCE — 6.1%
Credit Agricole	100,000	957,205
Ipsen	13,546	1,303,651
Schneider Electric	13,950	1,614,324
Ubisoft Entertainment *	14,350	1,196,439

		5,071,619

GERMANY — 3.3%
Brenntag	24,000	1,473,478
TAG Immobilien	48,580	1,271,539

		2,745,017

HONG KONG — 11.6%
Alibaba Group Holding *	98,600	3,129,633
China Construction Bank, Cl H	1,790,000	1,311,846
China Mobile	141,000	966,040
COSCO SHIPPING Ports	1,692,000	881,989
CSPC Pharmaceutical Group	508,164	1,066,120
Lenovo Group	1,575,000	949,028
Ping An Insurance Group of China, Cl H	120,000	1,271,177

		9,575,833

COMMON STOCK — continued

	Shares	Value

INDIA — 1.0%
Jubilant Life Sciences	77,081	$819,106

ITALY — 3.3%
DiaSorin	6,370	1,245,592
Enel	167,500	1,524,987

		2,770,579

JAPAN — 18.8%
Daiwa House Industry	36,400	801,897
ENEOS Holdings	233,900	811,375
Fuji Electric	37,500	1,016,721
Fujitsu	11,400	1,520,646
Honda Motor	43,840	1,045,318
Hoya	14,460	1,423,392
ITOCHU	57,000	1,238,487
Mizuho Financial Group	1,000,000	1,205,423
Nippon Telegraph & Telephone	58,000	1,338,841
Sawai Pharmaceutical	19,500	921,071
Sony	21,400	1,632,672
Taisei	31,100	1,063,549
Tokyo Electron	5,740	1,561,683

		15,581,075

KAZAKHSTAN — 1.3%
KAZ Minerals PLC	147,027	1,040,432

LUXEMBOURG — 1.2%
ArcelorMittal	91,000	1,001,190

MEXICO — 1.1%
Industrias Bachoco	309,087	911,081

NETHERLANDS — 4.5%
Koninklijke Ahold Delhaize	51,231	1,476,709
Prosus *	12,000	1,160,520
Signify	37,000	1,104,861

		3,742,090

NEW ZEALAND — 1.6%
a2 Milk *	99,180	1,370,776

NORWAY — 1.4%
DNB *	78,920	1,201,334

POLAND — 1.5%
Asseco Poland	70,620	1,206,744

SINGAPORE — 1.4%
United Overseas Bank	81,840	1,151,884

SOUTH AFRICA — 1.8%
Anglo American PLC	60,500	1,481,099

SOUTH KOREA — 2.6%
Samsung Electronics	29,100	1,414,210

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — continued
Shinhan Financial Group ADR	28,394	$705,023

		2,119,233

SWITZERLAND — 6.7%
Logitech International	23,310	1,689,341
Nestle	21,930	2,592,131
Partners Group Holding	1,300	1,252,594

		5,534,066

TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing ADR	23,176	1,828,355

TURKEY — 1.2%
Turkcell Iletisim Hizmetleri	472,000	1,009,389

UNITED KINGDOM — 3.7%
Legal & General Group PLC	379,000	1,061,680
Next PLC	12,020	857,515
Tate & Lyle PLC	138,000	1,176,344

		3,095,539

Total Common Stock (Cost $75,124,685)		80,439,012

Total Investments in Securities— 97.1% (Cost $75,124,685)		$80,439,012

Percentages are based on net assets of $82,845,943.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,905,502	$—	$—	$2,905,502
Belgium	739,248	—	—	739,248
Brazil	961,514	—	—	961,514
Canada	6,250,273	—	—	6,250,273
China	993,110	—	—	993,110
Denmark	4,272,590	—	—	4,272,590
Finland	1,060,334	—	—	1,060,334
France	5,071,619	—	—	5,071,619
Germany	2,745,017	—	—	2,745,017
Hong Kong	8,693,844	881,989	—	9,575,833
India	819,106	—	—	819,106
Italy	2,770,579	—	—	2,770,579
Japan	15,581,075	—	—	15,581,075
Kazakhstan	1,040,432	—	—	1,040,432
Luxembourg	1,001,190	—	—	1,001,190
Mexico	911,081	—	—	911,081
Netherlands	3,742,090	—	—	3,742,090
New Zealand	1,370,776	—	—	1,370,776
Norway	1,201,334	—	—	1,201,334

Investments in Securities	Level 1	Level 2	Level 3	Total
Poland	$1,206,744	$—	$—	$1,206,744
Singapore	—	1,151,884	—	1,151,884
South Africa	1,481,099	—	—	1,481,099
South Korea	2,119,233	—	—	2,119,233
Switzerland	5,534,066	—	—	5,534,066
Taiwan	1,828,355	—	—	1,828,355
Turkey	—	1,009,389	—	1,009,389
United Kingdom	3,095,539	—	—	3,095,539

Total Common Stock	77,395,750	3,043,262	—	80,439,012

Total Investments in Securities	$77,395,750	$3,043,262	$—	$80,439,012

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%#

	Shares	Value

COMMUNICATION SERVICES — 14.8%
Alphabet, Cl A *	2,285	$3,399,966
Alphabet, Cl C *	590	874,946
Charter Communications, Cl A *	2,873	1,666,340
Electronic Arts *	8,049	1,139,899
Facebook, Cl A *	16,246	4,121,123
Netflix *	3,195	1,561,972
Spotify Technology *	1,562	402,715

		13,166,961

CONSUMER DISCRETIONARY — 14.4%
Alibaba Group Holding ADR *	7,897	1,982,305
AutoZone *	754	910,395
Booking Holdings *	445	739,648
eBay	27,979	1,546,679
Home Depot	6,748	1,791,526
Lennar, Cl A	12,140	878,329
Lululemon Athletica *	3,633	1,182,868
MercadoLibre *	1,881	2,115,410
MGM Resorts International	21,539	346,563
Pool	1,721	545,041
Tesla *	576	824,118

		12,862,882

CONSUMER STAPLES — 4.6%
Clorox	4,330	1,024,087
Kimberly-Clark	5,093	774,340
PepsiCo	12,642	1,740,298
Sysco	10,516	555,771

		4,094,496

FINANCIALS — 0.8%
Goldman Sachs Group	3,866	765,313

HEALTH CARE — 13.3%
AmerisourceBergen, Cl A	9,410	942,788
Biogen *	2,479	680,957
Cerner	12,293	853,749
Chemed	1,648	811,129
DaVita *	9,863	861,928
Eli Lilly	10,240	1,538,970
Exact Sciences *	10,463	991,369
Hologic *	12,754	889,974
Jazz Pharmaceuticals PLC *	4,024	435,598
Neurocrine Biosciences *	6,751	812,550
STERIS PLC	4,803	766,703
Vertex Pharmaceuticals *	4,941	1,343,952
Zoetis, Cl A	6,052	917,967

		11,847,634

INDUSTRIALS — 3.6%
Caterpillar	6,379	847,641

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Cintas	3,380	$1,020,321
Quanta Services	20,334	812,750
Trane Technologies PLC	4,523	505,988

		3,186,700

INFORMATION TECHNOLOGY — 43.8%
Adobe *	5,004	2,223,377
Akamai Technologies *	10,028	1,127,548
Apple	20,298	8,627,462
Atlassian PLC, Cl A *	6,158	1,087,811
Cisco Systems	21,434	1,009,541
Everbridge *	3,153	450,248
Lam Research	2,700	1,018,332
Mastercard, Cl A	5,620	1,733,939
Micron Technology *	11,250	563,119
Microsoft	42,839	8,782,424
NVIDIA	3,279	1,392,231
Okta, Cl A *	2,619	578,747
Paycom Software *	1,570	446,461
PayPal Holdings *	9,477	1,858,155
QUALCOMM	17,447	1,842,577
ServiceNow *	4,218	1,852,546
Shopify, Cl A *	508	520,192
Texas Instruments	9,528	1,215,296
Visa, Cl A	10,607	2,019,573
Zendesk *	7,594	692,193

		39,041,772

MATERIALS — 0.9%
FMC	7,920	839,916

REAL ESTATE — 2.6%
American Tower ‡	5,265	1,376,218
Equinix ‡	1,222	959,857

		2,336,075

Total Common Stock (Cost $64,490,778)		88,141,749

Total Investments in Securities— 98.8% (Cost $64,490,778)		$88,141,749

Percentages are based on Net Assets of $89,178,025.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JULY 31, 2020 (Unaudited)

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-003-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%

	Shares	Value

COMMUNICATION SERVICES — 8.2%
Alphabet, Cl A *	327	$486,560
AT&T	51,034	1,509,586
Discovery, Cl A *	45,503	960,113
Electronic Arts *	9,926	1,405,720
Facebook, Cl A *	5,775	1,464,944

		5,826,923

CONSUMER DISCRETIONARY — 6.8%
Garmin	12,028	1,185,840
General Motors	37,086	923,071
Lennar, Cl A	16,033	1,159,987
Target	12,328	1,551,849

		4,820,747

CONSUMER STAPLES — 10.0%
Colgate-Palmolive	14,506	1,119,863
Flowers Foods	23,613	537,196
General Mills	14,174	896,789
Kimberly-Clark	10,112	1,537,428
PepsiCo	9,487	1,305,980
Procter & Gamble	12,939	1,696,563

		7,093,819

ENERGY — 5.2%
Canadian Natural Resources	39,317	694,338
ConocoPhillips	31,784	1,188,405
Exxon Mobil	12,953	545,062
Marathon Petroleum	19,610	749,102
Valero Energy	9,376	527,212

		3,704,119

FINANCIALS — 19.8%
Ameriprise Financial	6,220	955,579
Bank of America	60,151	1,496,557
Berkshire Hathaway, Cl B *	11,317	2,215,642
Carlyle Group	39,304	1,118,984
Citigroup	31,562	1,578,415
Citizens Financial Group	31,295	776,429
Fifth Third Bancorp	37,571	746,160
Hartford Financial Services Group	25,903	1,096,215
JPMorgan Chase	16,183	1,563,925
LPL Financial Holdings	11,786	931,330
Navient	47,786	380,377
Prudential Financial	19,113	1,211,191

		14,070,804

HEALTH CARE — 14.8%
Amedisys *	5,653	1,323,706
DaVita *	16,899	1,476,804
Encompass Health	15,065	1,025,625
Hill-Rom Holdings	12,175	1,183,654
ICON PLC *	8,938	1,657,641

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Quest Diagnostics	14,516	$1,844,548
Select Medical Holdings *	43,346	825,308
Zimmer Biomet Holdings	8,834	1,191,353

		10,528,639

INDUSTRIALS — 11.2%
AECOM *	27,700	1,002,463
Cintas	4,333	1,308,003
CSX	9,768	696,849
Cummins	6,147	1,187,969
ManpowerGroup	14,142	972,828
Oshkosh	14,329	1,127,979
Quanta Services	29,697	1,186,989
United Rentals *	3,123	485,221

		7,968,301

INFORMATION TECHNOLOGY — 7.3%
Fiserv *	12,670	1,264,340
Intel	20,782	991,925
Lam Research	2,396	903,675
Microsoft	6,347	1,301,198
Visa, Cl A	3,785	720,664

		5,181,802

MATERIALS — 2.9%
Huntsman	55,175	1,020,738
Steel Dynamics	37,838	1,037,139

		2,057,877

REAL ESTATE — 5.0%
Alexandria Real Estate Equities ‡	4,577	812,646
American Tower ‡	3,884	1,015,239
Boston Properties ‡	8,506	757,800
Lamar Advertising, Cl A ‡	14,265	937,638

		3,523,323

UTILITIES — 7.0%
Entergy	12,637	1,328,528
Exelon	19,635	758,107
FirstEnergy	27,112	786,248
Fortis	26,104	1,064,521
Vistra Energy	55,580	1,037,123

		4,974,527

Total Common Stock (Cost $67,555,398)		69,750,881

Total Investments in Securities— 98.2% (Cost $67,555,398)		$69,750,881

Percentages are based on Net Assets of $71,004,172.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JULY 31, 2020 (Unaudited)

As of July 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-004-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 45.8%

	Face Amount	Value

COMMUNICATION SERVICES — 2.1%
AT&T
3.550%, 06/01/24	$680,000	$752,087
Charter Communications Operating
4.464%, 07/23/22	480,000	511,428
Cox Communications
2.950%, 06/30/23 (A)	522,000	552,669
Discovery Communications
3.500%, 06/15/22 (A)	180,000	187,102
Verizon Communications
2.946%, 03/15/22	250,000	260,489
Vodafone Group
1.261%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	200,000	200,784

		2,464,559

CONSUMER DISCRETIONARY — 0.4%
Ford Motor Credit
1.114%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	438,750

CONSUMER STAPLES — 5.6%
Bunge Finance
3.000%, 09/25/22	540,000	561,464
Campbell Soup
8.875%, 05/01/21	72,000	75,798
0.943%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	411,267
Coca-Cola European Partners
4.500%, 09/01/21	720,000	741,428
Conagra Brands
4.300%, 05/01/24	480,000	537,507
Constellation Brands
4.750%, 11/15/24	460,000	537,653
General Mills
1.283%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	495,218
Kellogg
2.750%, 03/01/23	300,000	312,457
Keurig Dr Pepper
4.057%, 05/25/23	490,000	536,319
Molson Coors Beverage
3.500%, 05/01/22	520,000	541,799
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	500,000	508,655
Pernod Ricard
5.750%, 04/07/21 (A)	320,000	331,512
Suntory Holdings
2.550%, 06/28/22 (A)	500,000	513,816
Tyson Foods
2.250%, 08/23/21	360,000	365,628

		6,470,521

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 3.7%
Energen
4.625%, 09/01/21	$500,000	$503,814
Halliburton
3.500%, 08/01/23	26,000	27,677
MarkWest Energy Partners
4.500%, 07/15/23	575,000	621,286
National Oilwell Varco
2.600%, 12/01/22	500,000	510,340
NuStar Logistics
4.800%, 09/01/20	500,000	497,500
Occidental Petroleum
2.700%, 08/15/22	735,000	710,040
Ovintiv
3.900%, 11/15/21	416,000	417,954
Plains All American Pipeline
3.650%, 06/01/22	500,000	512,011
Western Midstream Operating
5.375%, 06/01/21	500,000	506,044

		4,306,666

FINANCIALS — 17.6%
Ally Financial
4.625%, 05/19/22	240,000	252,238
3.875%, 05/21/24	890,000	950,889
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	723,418	717,674
Ares Capital
3.625%, 01/19/22	500,000	513,659
Associated Bank
3.500%, 08/13/21	500,000	511,618
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	415,000	416,279
Bank of Nova Scotia
2.000%, 11/15/22	500,000	517,378
BBVA USA
2.500%, 08/27/24	500,000	514,473
BlackRock TCP Capital
4.125%, 08/11/22	465,000	470,408
Canadian Imperial Bank of Commerce
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/23	750,000	779,619
Capital One
2.150%, 09/06/22	500,000	514,808
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820% (C)	410,000	436,650
CIT Group
5.000%, 08/15/22	685,000	707,263
Citigroup
1.486%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	955,000	961,197

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Citizens Bank
3.250%, 02/14/22	$250,000	$259,533
1.170%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	251,190
Daimler Finance North America
2.300%, 02/12/21 (A)	165,000	166,402
Discover Financial Services
3.850%, 11/21/22	475,000	505,790
E*TRADE Financial
2.950%, 08/24/22	725,000	760,341
First Horizon National
3.550%, 05/26/23	540,000	566,277
First Republic Bank
1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/24	850,000	874,823
Huntington Bancshares
7.000%, 12/15/20	440,000	450,379
KeyBank
1.250%, 03/10/23	550,000	561,029
Main Street Capital
4.500%, 12/01/22	415,000	425,919
Morgan Stanley MTN
4.100%, 05/22/23	760,000	826,414
New York Life Global Funding
1.100%, 05/05/23 (A)	415,000	423,419
People’s United Financial
3.650%, 12/06/22	470,000	500,401
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678% (C)	420,000	427,350
Regions Bank
3.374%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/21	125,000	125,074
Royal Bank of Canada MTN
0.964%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	500,000	503,393
Santander Holdings USA
3.700%, 03/28/22	250,000	259,659
3.400%, 01/18/23	510,000	534,023
Stifel Financial
3.500%, 12/01/20	300,000	301,697
Synchrony Financial
2.850%, 07/25/22	745,000	761,910
Synovus Bank
2.289%, VAR United States Secured Overnight Financing Rate+0.945%, 02/10/23	500,000	508,968
Synovus Financial
3.125%, 11/01/22	250,000	256,478
Trinity Acquisition
4.625%, 08/15/23	117,000	128,567
Truist Bank
2.800%, 05/17/22	500,000	520,727

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Willis Towers Watson
5.750%, 03/15/21	$470,000	$485,285
Zions Bancorp
3.500%, 08/27/21	750,000	767,992

		20,417,193

HEALTH CARE — 0.4%
Zimmer Biomet Holdings
1.066%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	500,000	500,046

INDUSTRIALS — 5.7%
AerCap Ireland Capital DAC
4.875%, 01/16/24	270,000	274,272
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	369,938	258,849
APT Pipelines
3.875%, 10/11/22 (A)	480,000	504,741
CNH Industrial Capital
4.200%, 01/15/24	475,000	512,111
CRH America
5.750%, 01/15/21	340,000	347,484
Cytec Industries
3.500%, 04/01/23	500,000	530,291
Delta Air Lines
3.625%, 03/15/22	500,000	491,077
Johnson Controls
4.250%, 03/01/21	450,000	456,319
Lennox International
3.000%, 11/15/23	500,000	529,955
Penske Truck Leasing Lp
4.125%, 08/01/23 (A)	495,000	535,723
Pentair Finance Sarl
3.150%, 09/15/22	830,000	821,628
Ryder System MTN
2.875%, 06/01/22	730,000	758,514
Westinghouse Air Brake Technologies
4.400%, 03/15/24	480,000	519,735

		6,540,699

INFORMATION TECHNOLOGY — 1.3%
Apple
0.750%, 05/11/23	440,000	444,991
Infor
1.450%, 07/15/23 (A)	540,000	545,833
NXP BV
4.125%, 06/01/21 (A)	500,000	513,742

		1,504,566

MATERIALS — 2.7%
BHP Billiton Finance USA
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+4.971%, 10/19/75 (A)	500,000	503,085

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Celanese US Holdings
3.500%, 05/08/24	$815,000	$868,845
CF Industries
3.400%, 12/01/21 (A)	250,000	254,639
Mosaic
3.250%, 11/15/22	500,000	515,843
NewMarket
4.100%, 12/15/22	480,000	513,997
Vulcan Materials
1.000%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	445,000	444,774

		3,101,183

REAL ESTATE — 1.6%
CC Holdings GS V
3.849%, 04/15/23	530,000	572,903
Kimco Realty
3.200%, 05/01/21	245,000	247,975
3.125%, 06/01/23	192,000	198,866
Rayonier
3.750%, 04/01/22	820,000	836,597

		1,856,341

UTILITIES — 4.7%
Alliant Energy Finance
3.750%, 06/15/23 (A)	500,000	539,380
Dominion Energy
4.104%, 04/01/21	460,000	470,193
DTE Energy
3.850%, 12/01/23	810,000	882,162
Duquesne Light Holdings
5.900%, 12/01/21 (A)	254,000	268,821
Evergy
5.292%, 06/15/22	450,000	481,615
Exelon
3.497%, 06/01/22	720,000	753,943
FirstEnergy
4.250%, 03/15/23	510,000	540,327
LG&E & KU Energy
4.375%, 10/01/21	250,000	258,043
National Grid North America MTN
2.375%, 09/30/20	250,000	250,271
PPL Capital Funding
3.500%, 12/01/22	500,000	528,644
Sempra Energy
0.775%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	475,128

		5,448,527

Total Corporate Obligations (Cost $52,235,418)		53,049,051

U.S. TREASURY OBLIGATIONS — 30.7%

	Face Amount	Value
U.S. Treasury Notes
1.750%, 03/31/22	$16,265,000	$16,702,757
1.750%, 07/15/22	1,250,000	1,289,648
1.125%, 08/31/21	4,360,000	4,406,495
0.125%, 05/15/23	13,150,000	13,151,542

Total U.S. Treasury Obligations (Cost $34,937,500)		35,550,442

ASSET-BACKED SECURITIES — 15.7%
610 Funding CLO 2, Ser 2016-1RA, Cl A1R
1.762%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29 (A)	455,000	451,582
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	470,854	479,019
Carvana Auto Receivables Trust, Ser 2019-3A, Cl B
2.510%, 04/15/24 (A)	1,000,000	1,024,760
Colony American Finance, Ser 2016-1, Cl C
4.638%, 06/15/48 (A)	110,000	110,237
CoreVest American Finance Trust, Ser 2017-1, Cl D
4.358%, 10/15/49 (A)	258,000	263,253
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
2.241%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47 (A)	324,815	324,614
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	406,703	412,708
Drug Royalty III, Ser 2017-1A, Cl A1
2.775%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	72,521	72,451
Drug Royalty III, Ser 2018-1A, Cl A2
4.270%, 10/15/31 (A)	331,322	341,691
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl B
2.650%, 09/15/24	330,000	335,457
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl C
3.500%, 04/20/22	500,000	503,732
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl B
1.560%, 07/22/24	380,000	385,439
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
1.325%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27 (A)	281,010	276,826

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	$179,091	$180,359
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A2
1.900%, 04/15/22	876,150	882,014
Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3
1.830%, 01/18/24	850,000	872,668
Magnetite XVIII, Ser 2018-18A, Cl AR
1.472%, VAR ICE LIBOR USD 3 Month+1.080%, 11/15/28 (A)	520,000	512,842
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/29 (A)	237,361	239,683
Marlette Funding Trust, Ser 2019-3A, Cl B
3.070%, 09/17/29 (A)	490,000	489,054
Master Credit Card Trust II, Ser 2018-1A, Cl C
3.737%, 07/21/24 (A)	675,000	688,936
MMAF Equipment Finance, Ser 2017-AA, Cl A5
2.680%, 07/16/27 (A)	230,000	240,762
MVW Owner Trust, Ser 2017-1A, Cl B
2.750%, 12/20/34 (A)	146,742	148,363
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36 (A)	388,913	387,475
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	535,000	533,663
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54 (A)	656,546	642,698
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/29 (A)	143,823	143,934
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	131,355	131,749
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48 (A)	319,313	319,076
Progress Residential Trust, Ser 2018-SFR1, Cl C
3.684%, 03/17/35 (A)	470,000	475,993
RR 9, Ser 2020-9A, Cl A1F
3.360%, 04/15/31 (A)	530,000	536,195
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23 (A)	80,964	81,294
SCF Equipment Leasing, Ser 2019-1A, Cl B
3.490%, 01/20/26 (A)	900,000	882,065
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33 (A)	160,109	160,233

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (A)(D)	$485,000	$489,301
SoFi Professional Loan Program, Ser 2015-C, Cl B
3.580%, 08/25/36 (A)	400,369	404,045
STORE Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/45 (A)	516,087	516,893
TAL Advantage, Ser 2013-1A, Cl A
2.830%, 02/22/38 (A)	490,833	489,215
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A)(D)	401,096	408,863
Trinitas CLO V, Ser 2016-5A, Cl AR
1.635%, VAR ICE LIBOR USD 3 Month+1.390%, 10/25/28 (A)	435,000	432,126
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/24	635,000	651,992
VSE VOI Mortgage, Ser 2016-A, Cl A
2.540%, 07/20/33 (A)	176,195	175,538
Wellfleet CLO, Ser 2016-2A, Cl A1R
1.412%, VAR ICE LIBOR USD 3 Month+1.140%, 10/20/28 (A)	495,745	487,808
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23 (A)	103,688	103,893
Zais CLO 8, Ser 2018-1A, Cl A
1.225%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/29 (A)	467,008	450,597

Total Asset-Backed Securities (Cost $17,989,055)		18,141,096

MORTGAGE-BACKED SECURITIES — 3.6%
CD Mortgage Trust, Ser 2017-CD6, Cl A1
2.168%, 11/13/50	202,788	204,652
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl B
5.739%, 12/15/47 (A)(D)	220,000	228,054
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	286,581	288,007
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/48 (A)(D)	432,290	438,937
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/50 (A)(D)	689,671	696,642

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Commercial Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	$105,431	$106,853
Commercial Mortgage Trust, Ser 2013-CR10, Cl ASB
3.795%, 08/10/46	616,093	641,152
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.393%, 07/25/22 (A)(D)	510,000	518,396
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.549%, 07/25/44 (A)(D)	157,607	163,181
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.697%, 06/25/46 (A)(D)	205,778	212,154
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.633%, 12/25/46 (A)(D)	432,019	441,466
JP Morgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)(D)	232,025	239,304

Total Mortgage-Backed Securities (Cost $4,125,335)		4,178,798

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.1%
FHLMC
6.000%, 01/01/37	979	1,090
6.000%, 11/01/37	1,137	1,275
5.500%, 07/01/34	5,024	5,822
4.000%, 03/01/39	7,938	8,669
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	41,570	43,571
FNMA
6.000%, 05/01/36	573	672
6.000%, 08/01/36	718	843
6.000%, 11/01/37	1,219	1,361
5.500%, 07/01/38	3,264	3,703
GNMA
6.000%, 03/15/32	1,401	1,666
6.000%, 09/15/33	8,383	9,975
6.000%, 09/15/37	2,359	2,803
5.500%, 06/15/38	2,221	2,460
5.000%, 06/15/33	1,679	1,886

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $83,912)		85,796

Total Investments in Securities— 95.9% (Cost $109,371,220)		$111,005,183

Percentages are based on Net Assets of $115,802,401.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2020 was $24,515,141 and represented 21.2% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
MTN — Medium Term Note
Ser — Series
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$52,331,377	$717,674	$53,049,051
U.S. Treasury Obligations	—	35,550,442	—	35,550,442
Asset-Backed Securities	—	18,141,096	—	18,141,096
Mortgage-Backed Securities	—	4,178,798	—	4,178,798
U.S. Government Agency Mortgage-Backed Obligations	—	85,796	—	85,796

Total Investments in Securities	$–	$110,287,509	$717,674	$111,005,183

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/ or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2020, there were no transfers in or out of level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 74.5%

	Shares	Value

COMMUNICATION SERVICES — 2.7%
Alphabet, Cl A *	46	$68,446
Electronic Arts *	1,729	244,861
Interpublic Group of Companies	3,616	65,269
Omnicom Group	3,954	212,448

		591,024

CONSUMER DISCRETIONARY — 5.7%
Best Buy	5,039	501,834
eBay	7,985	441,411
Las Vegas Sands	4,755	207,508
PulteGroup	2,278	99,321

		1,250,074

ENERGY — 1.4%
ConocoPhillips	6,856	256,345
HollyFrontier	1,457	40,068

		296,413

FINANCIALS — 7.2%
Ameriprise Financial	303	46,550
Bank of America	14,191	353,072
Charles Schwab	13,198	437,513
Discover Financial Services	4,601	227,427
E *TRADE Financial	5,276	267,863
M&T Bank	2,190	232,031

		1,564,456

HEALTH CARE — 14.4%
AmerisourceBergen, Cl A	4,403	441,137
Amgen	1,706	417,407
Biogen *	1,612	442,801
Bristol-Myers Squibb	7,340	430,564
DaVita *	5,437	475,139
Gilead Sciences	5,512	383,249
Ionis Pharmaceuticals *	2,429	139,813
Jazz Pharmaceuticals PLC *	1,927	208,598
Vertex Pharmaceuticals *	757	205,904

		3,144,612

INDUSTRIALS — 5.6%
3M	758	114,056
Caterpillar	1,432	190,284
Cummins	1,651	319,073
PACCAR	670	57,004
Rockwell Automation	1,807	394,179
United Rentals *	998	155,059

		1,229,655

INFORMATION TECHNOLOGY — 36.5%
Akamai Technologies *	3,896	438,066
Apple	1,707	725,542
Applied Materials	7,224	464,720
Cisco Systems	9,658	454,891

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Citrix Systems	1,307	$186,587
F5 Networks *	1,145	155,606
GoDaddy, Cl A *	1,267	89,045
Intel	7,453	355,732
KLA	2,243	448,219
Lam Research	1,361	513,314
Maxim Integrated Products	6,202	422,294
Micron Technology *	1,415	70,828
Microsoft	2,970	608,880
NetApp	1,012	44,832
NXP Semiconductors	2,658	312,395
Oracle	7,878	436,835
QUALCOMM	4,797	506,611
Seagate Technology PLC	2,839	128,380
Skyworks Solutions	1,956	284,754
Teradyne	5,210	463,482
Texas Instruments	2,767	352,931
VMware, Cl A *	1,470	206,109
Western Union	11,145	270,601

		7,940,654

MATERIALS — 1.0%
Celanese, Cl A	1,743	169,420
LyondellBasell Industries, Cl A	658	41,138

		210,558

Total Common Stock (Cost $14,322,188)		16,227,446

EXCHANGE TRADED FUND — 0.0%
Energy Select Sector SPDR Fund (Cost $149)	5	180

Total Investments in Securities— 74.5% (Cost $14,322,337)		$16,227,626

SECURITIES SOLD SHORT COMMON STOCK — (28.2)%

	Shares	Value

COMMUNICATION SERVICES — (5.9)%
Liberty Broadband, Cl C *	(2,757)	$(378,453)
Netflix *	(79)	(38,622)
Pinterest, Cl A *	(8,317)	(285,190)
Roku, Cl A *	(1,815)	(281,125)
Walt Disney	(2,632)	(307,786)

		(1,291,176)

CONSUMER DISCRETIONARY — (2.5)%
Bright Horizons Family Solutions *	(672)	(72,065)
Carvana, Cl A *	(3,000)	(464,850)

		(536,915)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — (1.3)%
Beyond Meat *	(1,597)	$(201,062)
Constellation Brands, Cl A	(439)	(78,230)

		(279,292)

ENERGY — (1.1)%
Concho Resources	(1,498)	(78,705)
Diamondback Energy	(3,923)	(156,371)

		(235,076)

HEALTH CARE — (2.3)%
Alcon	(1,275)	(76,475)
Guardant Health *	(4,167)	(354,945)
Novocure *	(1,017)	(77,078)

		(508,498)

INDUSTRIALS — (3.8)%
Equifax	(551)	(89,571)
Ingersoll Rand *	(7,742)	(244,570)
Lyft, Cl A *	(10,318)	(301,595)
Uber Technologies, Swap *	(6,320)	(191,243)

		(826,979)

INFORMATION TECHNOLOGY — (10.1)%
Crowdstrike Holdings, Cl A *	(1,294)	(146,481)
Datadog, Cl A *	(1,549)	(145,389)
Dynatrace *	(5,307)	(221,992)
Fastly, Cl A *	(1,643)	(158,533)
Fidelity National Information Services	(580)	(84,860)
Fiserv *	(740)	(73,845)
Slack Technologies, Cl A *	(5,016)	(148,223)
Square, Cl A *	(661)	(85,831)
Trade Desk, Cl A *	(871)	(393,099)
Twilio, Cl A *	(1,233)	(342,058)
Zoom Video Communications, Cl A *	(1,002)	(254,418)
Zscaler *	(1,180)	(153,223)

		(2,207,952)

UTILITIES — (1.2)%
Edison International	(635)	(35,350)
Essential Utilities	(5,022)	(227,748)

		(263,098)

Total Common Stock (Proceeds $(4,652,515))		(6,148,986)

EXCHANGE TRADED FUNDS — (23.7)%

	Shares	Value

First Trust Dow Jones Internet Index Fund	(1,200)	$(220,596)
iShares PHLX Semiconductor ETF	(8,059)	(2,340,253)
iShares S&P 100 ETF	(17,324)	(2,607,262)

		(5,168,111)

Total Exchange Traded Funds (Proceeds $(4,977,464))		(5,168,111)

Total Securities Sold Short— (51.9)% (Proceeds $(9,629,979))		$(11,317,097)

Percentages are based on Net Assets of $21,770,201.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company
SPDR— Standard & Poor’s Depositary Receipt

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,227,446	$—	$—	$16,227,446
Exchange Traded Fund	180	—	—	180

Total Investments in Securities	$16,227,626	$—	$—	$16,227,626

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(6,148,986)	$—	$—	$(6,148,986)
Exchange Traded Funds	(5,168,111)	—	—	(5,168,111)

Total Securities Sold Short	$(11,317,097)	$—	$—	$(11,317,097)

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-007-0200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND † JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 49.7%

	Shares	Value

FRANCE — 0.7%
Klepierre ‡	31,368	$539,101

ITALY — 2.1%
COIMA RES ‡	33,037	238,945
Infrastrutture Wireless Italiane	143,307	1,445,848

		1,684,793

JAPAN — 1.1%
Japan Hotel ‡	2,434	877,210

UNITED KINGDOM — 0.1%
McCarthy & Stone	141,841	122,171

UNITED STATES — 45.7%

CONSUMER DISCRETIONARY — 5.4%
Hilton Worldwide Holdings	22,183	1,664,834
Marriott International, Cl A	32,153	2,695,225

		4,360,059

FINANCIALS — 1.2%
Ellington Financial ‡	83,350	980,196

REAL ESTATE — 39.1%
Acadia Realty Trust ‡	50,143	603,722
American Tower ‡	2,360	616,880
Brixmor Property Group ‡	74,271	854,859
CatchMark Timber Trust, Cl A ‡	104,169	1,016,689
Colony Capital ‡	3,287,223	6,311,469
CoreCivic ‡	55,609	495,476
Corporate Office Properties Trust ‡	102,601	2,716,874
Easterly Government Properties ‡	97,737	2,389,670
Equity LifeStyle Properties ‡	26,427	1,805,493
GEO Group ‡	62,473	664,088
Healthpeak Properties ‡	27,803	758,744
Independence Realty Trust ‡	50,551	581,337
Invitation Homes ‡	138,486	4,129,653
Jernigan Capital ‡	102,396	1,434,568
Kennedy-Wilson Holdings	119,890	1,779,168
Kilroy Realty ‡	10,964	638,872
MGM Growth Properties, Cl A ‡	47,000	1,284,980
National Retail Properties ‡	17,456	618,815
New Senior Investment Group ‡	19,111	64,977
QTS Realty Trust, Cl A ‡	1,254	90,225
STAG Industrial ‡	22,203	723,818
Welltower ‡	15,894	851,283

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
WP Carey ‡	18,196	$1,298,649

		31,730,309

		37,070,564

Total Common Stock (Cost $46,650,672)		40,293,839

Total Investments in Securities— 49.7% (Cost $46,650,672)		$40,293,839

Percentages are based on Net Assets $81,110,755.

†	Formerly, Knights of Columbus Global Real Estate Fund.
‡	Real Estate Investment Trust.

Cl — Class

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-009-0200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.6%

	Shares	Value

COMMUNICATION SERVICES — 1.7%
Cardlytics *	8,632	$573,337
TechTarget *	20,366	739,083

		1,312,420

CONSUMER DISCRETIONARY — 13.0%
America’s Car-Mart *	7,172	682,488
Boyd Gaming	26,896	636,628
Brinker International	40,593	1,091,545
Cavco Industries *	2,561	513,045
Cedar Fair	13,040	310,874
Deckers Outdoor *	4,297	899,148
Helen of Troy *	7,595	1,429,758
KB Home	37,679	1,267,522
Lakeland Industries *	7,487	177,142
Lithia Motors, Cl A	3,099	710,135
Penn National Gaming *	14,856	502,876
RH *	2,406	691,557
YETI Holdings *	16,501	806,734
Zumiez *	17,836	412,012

		10,131,464

CONSUMER STAPLES — 2.5%
Darling Ingredients *	29,835	833,292
elf Beauty *	30,871	551,356
Performance Food Group *	19,768	553,899

		1,938,547

ENERGY — 2.1%
Bonanza Creek Energy *	23,081	419,843
Delek US Holdings	18,578	324,743
PDC Energy *	41,025	585,018
Solaris Oilfield Infrastructure, Cl A	41,955	304,593

		1,634,197

FINANCIALS — 15.5%
Cannae Holdings *	16,057	605,028
Cathay General Bancorp	23,000	556,140
Cohen & Steers	9,265	557,568
ConnectOne Bancorp	40,742	561,832
Essent Group	36,915	1,322,664
First Merchants	18,712	457,134
Flagstar Bancorp	26,047	817,355
Hilltop Holdings	32,599	634,703
Home BancShares	39,583	646,390
Houlihan Lokey, Cl A	8,884	486,843
Investors Bancorp	75,337	611,736
Old Second Bancorp	77,211	642,396
PJT Partners	9,580	512,817
QCR Holdings	21,207	633,665
Sandy Spring Bancorp	24,483	566,047

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Stifel Financial	13,872	$672,515
Third Point Reinsurance *	62,084	483,634
United Community Banks	26,586	476,687
Valley National Bancorp	61,878	462,229
Wintrust Financial	10,286	440,241

		12,147,624

HEALTH CARE — 19.5%
Amicus Therapeutics *	18,160	262,412
AMN Healthcare Services *	5,994	329,310
AtriCure *	11,341	462,826
Axsome Therapeutics *	5,988	427,124
Castle Biosciences *	12,308	476,566
Coherus Biosciences *	54,784	963,650
CONMED	6,968	575,139
Dicerna Pharmaceuticals *	19,776	425,184
Editas Medicine *	13,900	408,104
Emergent BioSolutions *	10,652	1,184,927
Ensign Group	15,602	717,536
Envista Holdings *	27,955	611,376
Fate Therapeutics *	14,502	453,478
FibroGen *	12,172	492,601
Heron Therapeutics *	23,472	382,359
Inovalon Holdings, Cl A *	32,176	757,101
Insmed *	18,979	495,731
Integer Holdings *	9,477	623,302
Invitae *	18,749	547,471
Kala Pharmaceuticals *	39,892	349,055
Karyopharm Therapeutics *	22,486	360,900
Natera *	11,481	551,318
NuVasive *	11,708	668,995
Premier, Cl A *	15,165	530,320
Prestige Consumer Healthcare *	15,908	591,619
PTC Therapeutics *	9,723	450,467
R1 RCM *	47,934	655,258
Vericel *	30,004	494,766

		15,248,895

INDUSTRIALS — 13.7%
Advanced Drainage Systems	12,571	615,979
Altra Industrial Motion	15,248	521,939
ASGN *	18,533	1,268,769
Atkore International Group *	22,210	592,341
Columbus McKinnon	16,881	559,268
Foundation Building Materials *	33,219	456,097
Great Lakes Dredge & Dock *	48,818	408,118
H&E Equipment Services	29,161	512,942
Herc Holdings *	22,082	740,629
Herman Miller	22,231	520,873
Hub Group, Cl A *	13,064	691,086

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS— continued
Maxar Technologies	32,556	$579,171
McGrath RentCorp	8,264	479,477
Rexnord	19,806	573,779
Schneider National, Cl B	23,904	600,708
Stantec	19,026	612,447
Sterling Construction *	42,737	440,192
Triton International	16,758	527,374

		10,701,189

INFORMATION TECHNOLOGY — 16.4%
Envestnet *	16,223	1,317,308
FormFactor *	23,516	678,201
Harmonic *	169,679	946,809
Ichor Holdings *	36,835	1,208,925
Itron *	16,791	1,167,982
Limelight Networks *	94,828	594,572
MACOM Technology Solutions Holdings *	19,242	813,167
Mimecast *	15,908	746,562
Model N *	19,421	746,932
Perficient *	15,207	596,266
Rapid7 *	13,071	778,639
Repay Holdings, Cl A *	22,703	502,417
Silicon Laboratories *	7,716	775,535
SPS Commerce *	10,105	759,593
Virtusa *	17,000	690,200
Vishay Precision Group *	20,479	521,191

		12,844,299

MATERIALS — 3.5%
Commercial Metals	34,931	722,373
Summit Materials, Cl A *	77,651	1,143,023
UFP Technologies *	19,871	857,235

		2,722,631

REAL ESTATE — 6.4%
Agree Realty ‡	11,392	762,922
Corporate Office Properties Trust ‡	20,115	532,645
Easterly Government Properties ‡	17,993	439,929
First Industrial Realty Trust ‡	15,095	662,972
Gladstone Land ‡	28,768	462,589
National Health Investors ‡	9,316	577,592
National Storage Affiliates Trust ‡	21,678	668,116
STAG Industrial ‡	26,740	871,725

		4,978,490

UTILITIES — 3.3%
Clearway Energy, Cl C	51,749	1,269,920
Southwest Gas Holdings	11,068	770,776

COMMON STOCK — continued

	Shares	Value

UTILITIES— continued
Unitil	13,225	$570,659

		2,611,355

Total Common Stock (Cost $72,816,319)		76,271,111

Total Investments in Securities— 97.6% (Cost $72,816,319)		$76,271,111

Percentages are based on Net Assets of $78,142,253.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.0%

	Shares	Value

COMMUNICATION SERVICES — 11.7%
Activision Blizzard	435	$35,944
Alphabet, Cl A *	172	255,927
Alphabet, Cl C *	170	252,103
Altice USA, Cl A *	196	5,290
AMC Entertainment Holdings, Cl A	29	117
AMC Networks, Cl A *	24	554
ANGI Homeservices, Cl A *	43	679
Anterix *	8	349
AT&T	4,119	121,839
ATN International	6	346
Bandwidth, Cl A *	10	1,448
Boingo Wireless *	24	347
Boston Omaha, Cl A *	12	191
Cable One	3	5,468
Cardlytics *	14	930
Cargurus, Cl A *	47	1,358
Cars.com *	38	309
CenturyLink	627	6,051
Charter Communications, Cl A *	86	49,880
Cincinnati Bell *	27	405
Cinemark Holdings	61	722
Clear Channel Outdoor Holdings, Cl A *	265	242
Cogent Communications Holdings	24	2,163
Comcast, Cl A	2,592	110,938
comScore *	33	99
Consolidated Communications Holdings *	40	292
Cumulus Media, Cl A *	9	35
Daily Journal *	1	284
DHI Group *	27	68
Discovery, Cl A *	87	1,836
DISH Network, Cl A *	140	4,495
Electronic Arts *	164	23,226
Emerald Holding	14	38
Entercom Communications, Cl A	67	94
Entravision Communications, Cl A	34	45
Eventbrite, Cl A *	35	298
EverQuote, Cl A *	5	272
EW Scripps, Cl A	31	353
Facebook, Cl A *	1,372	348,035
Fluent *	24	44
Fox	196	5,051
Gaia, Cl A *	7	64
Gannett	72	107
GCI Liberty *	56	4,390

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Globalstar *	351	$137
Glu Mobile *	73	689
Gogo *	31	90
Gray Television *	51	731
Hemisphere Media Group, Cl A *	10	88
IAC *	45	5,959
IDT, Cl B *	10	65
iHeartMedia *	33	276
Intelsat *	47	22
Interpublic Group of Companies	222	4,007
Iridium Communications *	66	1,808
John Wiley & Sons, Cl A	25	846
Lee Enterprises *	31	27
Liberty Broadband, Cl C *	60	8,236
Liberty TripAdvisor Holdings, Cl A *	41	102
Live Nation Entertainment *	90	4,213
LiveXLive Media *	29	88
Loral Space & Communications	12	218
Madison Square Garden Sports C *	10	1,537
Marchex, Cl B *	21	33
Marcus	12	165
Match Group *	128	13,159
Meet Group *	37	231
Meredith	23	330
MSG Networks *	25	238
National CineMedia	45	111
Netflix *	247	120,753
New York Times, Cl A	82	3,783
News	222	2,824
Nexstar Media Group, Cl A	25	2,191
NII Holdings *	46	100
Omnicom Group	124	6,663
Ooma *	11	167
ORBCOMM *	42	177
Pinterest, Cl A *	218	7,475
QuinStreet *	27	315
Reading International, Cl A *	9	39
Roku, Cl A *	54	8,364
Saga Communications, Cl A	3	70
Scholastic	17	407
Shenandoah Telecommunications	27	1,357
Sinclair Broadcast Group, Cl A	35	721
Sirius XM Holdings	708	4,163
Snap, Cl A *	481	10,784
Spok Holdings	11	110
Take-Two Interactive Software *	64	10,497
TechTarget *	13	472
TEGNA	125	1,473

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Telephone & Data Systems	58	$1,126
T-Mobile US *	398	42,738
Tribune Publishing	13	127
TripAdvisor	59	1,194
TrueCar *	54	203
Twitter *	434	15,798
United States Cellular *	9	267
Verizon Communications	2,379	136,744
Vonage Holdings *	131	1,565
Walt Disney	1,036	121,149
WideOpenWest *	29	158
World Wrestling Entertainment, Cl A	26	1,212
Yelp, Cl A *	39	974
Zillow Group, Cl C *	73	4,992
Zynga, Cl A *	507	4,984

		1,802,268

CONSUMER DISCRETIONARY — 8.7%
1-800-Flowers.com, Cl A *	14	396
Aaron’s	38	1,983
Abercrombie & Fitch, Cl A	35	337
Acushnet Holdings	19	723
Adient *	53	882
Adtalem Global Education *	30	1,030
Advance Auto Parts	40	6,006
American Axle & Manufacturing Holdings *	63	445
American Eagle Outfitters	86	860
American Public Education *	8	233
America’s Car-Mart *	3	285
Aramark	143	3,020
Asbury Automotive Group *	11	1,102
At Home Group *	30	373
AutoNation *	45	2,310
AutoZone *	13	15,696
Barnes & Noble Education *	16	34
Bassett Furniture Industries	5	44
BBX Capital, Cl A	6	84
Beazer Homes USA *	17	190
Bed Bath & Beyond	69	747
Best Buy	131	13,046
Big Lots	22	865
Biglari Holdings, Cl B *	1	65
BJ’s Restaurants	11	221
Bloomin’ Brands	46	530
Booking Holdings *	24	39,891
Boot Barn Holdings *	16	310
BorgWarner	118	4,319
Boyd Gaming	46	1,089

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Bright Horizons Family Solutions *	33	$3,539
Brinker International	21	565
Brunswick	45	3,014
Buckle	16	256
Burlington Stores *	38	7,144
Caesars Entertainment *	131	4,068
Caleres	22	139
Callaway Golf	50	953
Camping World Holdings, Cl A	18	659
Capri Holdings *	82	1,228
CarMax *	93	9,018
Carnival	256	3,553
Carriage Services, Cl A	9	199
Carrols Restaurant Group *	20	123
Carter’s	25	1,968
Carvana, Cl A *	36	5,578
Cato, Cl A	12	86
Cavco Industries *	5	1,002
Century Casinos *	15	60
Century Communities *	17	606
Cheesecake Factory	24	576
Chegg *	68	5,505
Chico’s FAS	64	81
Children’s Place	8	195
Chipotle Mexican Grill, Cl A *	16	18,482
Choice Hotels International	20	1,681
Churchill Downs	20	2,770
Chuy’s Holdings *	9	143
Citi Trends	6	103
Clarus	12	144
Collectors Universe	5	190
Columbia Sportswear	17	1,289
Conn’s *	10	100
Cooper Tire & Rubber	29	901
Cooper-Standard Holdings *	9	96
Core-Mark Holding	25	663
Cracker Barrel Old Country Store	14	1,547
Crocs *	37	1,330
Culp	7	78
Dana	82	937
Darden Restaurants	74	5,617
Dave & Buster’s Entertainment	17	210
Deckers Outdoor *	16	3,348
Del Taco Restaurants *	18	138
Delta Apparel *	3	42
Denny’s *	31	275
Designer Brands, Cl A	35	207
Dick’s Sporting Goods	35	1,597

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Dillard’s, Cl A	9	$212
Dine Brands Global	9	409
Dollar General	144	27,418
Dollar Tree *	134	12,509
Domino’s Pizza	22	8,505
Dorman Products *	15	1,226
DR Horton	191	12,636
Drive Shack *	33	59
Dunkin’ Brands Group	47	3,230
eBay	437	24,157
El Pollo Loco Holdings *	10	198
Escalade	5	77
Ethan Allen Interiors	14	166
Etsy *	67	7,931
Everi Holdings *	48	273
Expedia Group	67	5,428
Express *	33	33
Fiesta Restaurant Group *	15	97
Five Below *	31	3,376
Flexsteel Industries	4	63
Floor & Decor Holdings, Cl A *	57	3,756
Foot Locker	59	1,734
Ford Motor	2,242	14,820
Fossil Group *	26	86
Fox Factory Holding *	22	1,958
frontdoor *	49	2,058
Funko, Cl A *	9	50
GameStop, Cl A *	33	132
Gap	122	1,631
Garmin	80	7,887
General Motors	762	18,966
Genesco *	8	124
Gentex	142	3,833
Gentherm *	19	737
Genuine Parts	81	7,303
G-III Apparel Group *	25	247
Golden Entertainment *	10	86
Goodyear Tire & Rubber	133	1,198
GoPro, Cl A *	70	370
Graham Holdings, Cl B	2	797
Grand Canyon Education *	27	2,396
Green Brick Partners *	28	386
Group 1 Automotive	10	840
Groupon, Cl A *	13	200
GrubHub *	53	3,829
Guess?	23	238
H&R Block	110	1,595
Hamilton Beach Brands Holding, Cl A	4	61

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Hanesbrands	203	$2,868
Harley-Davidson	87	2,265
Hasbro	73	5,311
Haverty Furniture	9	128
Helen of Troy *	14	2,636
Hibbett Sports *	10	232
Hilton Grand Vacations *	46	934
Hilton Worldwide Holdings	157	11,783
Home Depot	617	163,808
Hooker Furniture	7	150
Houghton Mifflin Harcourt *	71	210
Hyatt Hotels, Cl A	20	960
Installed Building Products *	13	1,028
International Game Technology	57	562
iRobot *	16	1,163
J Alexander’s Holdings *	7	28
Jack in the Box	13	1,067
JC Penney *	170	53
Johnson Outdoors, Cl A	5	438
K12 *	23	1,053
KB Home	51	1,716
Kohl’s	88	1,676
Kontoor Brands	30	575
L Brands	132	3,222
Lands’ End *	9	78
Las Vegas Sands	190	8,292
Laureate Education, Cl A *	58	735
La-Z-Boy, Cl Z	26	740
LCI Industries	14	1,761
Lear	34	3,753
Legacy Housing *	3	41
Leggett & Platt	75	3,007
Lennar, Cl A	155	11,214
Levi Strauss, Cl A	33	401
LGI Homes *	12	1,369
Lifetime Brands	7	49
Lindblad Expeditions Holdings *	18	131
Liquidity Services *	15	77
Lithia Motors, Cl A	13	2,979
LKQ *	175	4,933
Lovesac *	6	191
Lowe’s	433	64,479
Lumber Liquidators Holdings *	16	357
M *	16	666
Macy’s	178	1,079
Magnite *	51	306
Malibu Boats, Cl A *	12	705
Marine Products	4	51

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
MarineMax *	12	$333
Marriott International, Cl A	157	13,161
Marriott Vacations Worldwide	23	1,947
MasterCraft Boat Holdings *	10	207
Mattel *	199	2,211
McDonald’s	427	82,957
MDC Holdings	29	1,300
Meritage Homes *	21	2,083
MGM Resorts International	281	4,521
Michaels *	42	302
Modine Manufacturing *	28	152
Mohawk Industries *	33	2,635
Monarch Casino & Resort *	7	253
Monro	19	1,070
Motorcar Parts of America *	11	183
Movado Group	9	87
Murphy USA *	16	2,119
Nathan’s Famous	2	102
National Vision Holdings *	46	1,472
Nautilus *	17	177
NIKE, Cl B	691	67,450
Noodles, Cl A *	18	125
Nordstrom	60	821
Norwegian Cruise Line Holdings *	121	1,650
NVR *	2	7,860
Office Depot	29	640
Ollie’s Bargain Outlet Holdings *	32	3,363
O’Reilly Automotive *	42	20,050
Overstock.com *	22	1,663
Oxford Industries	9	386
Papa John’s International	17	1,609
Penn National Gaming *	63	2,133
Penske Automotive Group	19	852
Perdoceo Education *	39	562
PetMed Express	11	343
Planet Fitness, Cl A *	46	2,401
Playa Hotels & Resorts *	47	171
PlayAGS *	16	54
Polaris Industries	33	3,420
Pool	22	6,967
Potbelly *	10	35
PulteGroup	153	6,671
Purple Innovation, Cl A *	13	317
PVH	40	1,946
Quotient Technology *	43	344
Qurate Retail *	218	2,378
Ralph Lauren, Cl A	27	1,925
RealReal *	24	327

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Red Robin Gourmet Burgers *	6	$52
Red Rock Resorts, Cl A	38	416
Regis *	19	146
Rent-A-Center, Cl A	30	868
Revolve Group, Cl A *	9	147
RH *	10	2,874
Rocky Brands	4	91
Ross Stores	200	17,934
Royal Caribbean Cruises	98	4,774
Ruth’s Hospitality Group	15	100
Sally Beauty Holdings *	66	766
Scientific Games *	32	562
SeaWorld Entertainment *	45	651
Service International	102	4,423
ServiceMaster Global Holdings *	76	3,108
Shake Shack, Cl A *	18	874
Shoe Carnival	5	123
Shutterstock	11	598
Signet Jewelers	30	322
Six Flags Entertainment	45	783
Skechers U.S.A., Cl A *	76	2,225
Skyline Champion *	31	875
Sleep Number *	15	698
Sonic Automotive, Cl A	12	457
Sonos *	48	768
Sportsman’s Warehouse Holdings *	24	386
Stamps.com *	9	2,343
Standard Motor Products	12	546
Starbucks	677	51,810
Steven Madden	45	953
Stitch Fix, Cl A *	31	687
Stoneridge *	15	311
Strategic Education	13	1,641
Superior Group of	5	96
Tailored Brands	27	8
Tapestry	158	2,111
Target	287	36,128
Target Hospitality *	20	29
Taylor Morrison Home, Cl A *	72	1,688
Tempur Sealy International *	30	2,429
Tenneco, Cl A *	32	237
Tesla *	84	120,183
Texas Roadhouse, Cl A	37	2,079
Thor Industries	30	3,420
Tiffany	69	8,650
Tilly’s, Cl A	13	78
TJX	696	36,185
Toll Brothers	66	2,521

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
TopBuild *	19	$2,506
Tractor Supply	66	9,421
TRI Pointe Group *	73	1,221
Tupperware Brands	28	432
Twin River Worldwide Holdings	16	345
Ulta Beauty *	31	5,983
Under Armour, Cl A *	108	1,136
Unifi *	9	108
Universal Electronics *	8	369
Universal Technical Institute *	16	119
Urban Outfitters *	36	595
Vail Resorts	23	4,417
Vera Bradley *	13	57
VF	210	12,676
Vista Outdoor *	33	566
Visteon *	16	1,162
Waitr Holdings *	34	182
Wayfair, Cl A *	36	9,579
Wendy’s	118	2,735
Weyco Group	3	55
Whirlpool	35	5,709
Williams-Sonoma	44	3,833
Wingstop	17	2,656
Winmark	2	318
Winnebago Industries	18	1,087
Wolverine World Wide	45	1,082
WW International *	35	902
Wyndham Destinations	48	1,277
Wyndham Hotels & Resorts	52	2,296
YETI Holdings *	32	1,564
Yum! Brands	173	15,752
ZAGG *	16	46
Zumiez *	12	277

		1,349,052

CONSUMER STAPLES — 6.2%
22nd Century Group *	79	63
Alico	2	60
Altria Group	1,067	43,907
Andersons	18	256
Archer-Daniels-Midland	319	13,663
B&G Foods	36	1,041
Beyond Meat *	18	2,266
BJ’s Wholesale Club Holdings *	77	3,084
Boston Beer, Cl A *	5	4,052
Brown-Forman, Cl B	174	12,065
Bunge	76	3,301
Calavo Growers	9	520
Cal-Maine Foods	17	747

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Campbell Soup	104	$5,155
Casey’s General Stores	21	3,343
Celsius Holdings *	15	220
Central Garden & Pet, Cl A *	23	797
Chefs’ Warehouse *	15	173
Clorox	72	17,029
Coca-Cola	2,451	115,786
Coca-Cola Consolidated	3	689
Colgate-Palmolive	492	37,982
Conagra Brands	279	10,449
Constellation Brands, Cl A	92	16,394
Coty, Cl A	163	605
Craft Brew Alliance *	6	89
Darling Ingredients *	93	2,597
Edgewell Personal Care *	31	927
elf Beauty *	21	375
Energizer Holdings	34	1,704
Estee Lauder, Cl A	127	25,087
Farmer Brothers *	8	40
Flowers Foods	110	2,503
Fresh Del Monte Produce	19	429
Freshpet *	22	2,113
General Mills	348	22,019
Grocery Outlet Holding *	30	1,320
Hain Celestial Group *	58	1,971
Herbalife Nutrition *	76	3,894
Hershey	85	12,360
HF Foods Group *	19	168
Hormel Foods	161	8,188
Hostess Brands, Cl A *	71	900
Ingles Markets, Cl A	8	322
Ingredion	38	3,287
Inter Parfums	10	409
J&J Snack Foods	9	1,108
JM Smucker	64	6,998
John B Sanfilippo & Son	5	441
Kellogg	196	13,522
Keurig Dr Pepper	172	5,261
Kimberly-Clark	195	29,648
Kraft Heinz	556	19,115
Lamb Weston Holdings	84	5,047
Lancaster Colony	10	1,586
Landec *	16	151
Lifevantage *	7	90
Limoneira	9	121
McCormick	71	13,838
Medifast	6	1,003
MGP Ingredients	8	290

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Molson Coors Beverage, Cl B	99	$3,714
Mondelez International, Cl A	820	45,503
Monster Beverage *	216	16,952
National Beverage *	7	449
Natural Grocers by Vitamin Cottage	5	79
Nature’s Sunshine Products *	11	105
New Age Beverages *	43	98
Nu Skin Enterprises, Cl A	29	1,301
Oil-Dri Corp of America	3	104
PepsiCo	796	109,577
Performance Food Group *	74	2,073
Philip Morris International	893	68,592
Pilgrim’s Pride *	30	461
Post Holdings *	37	3,283
PriceSmart	12	784
Procter & Gamble	1,422	186,453
Revlon, Cl A *	4	25
Sanderson Farms	11	1,226
Seneca Foods, Cl A *	4	157
Simply Good Foods *	48	1,154
SpartanNash	20	421
Spectrum Brands Holdings	23	1,246
Sprouts Farmers Market *	67	1,767
Sysco	292	15,433
Tootsie Roll Industries	10	317
TreeHouse Foods *	32	1,402
Turning Point Brands	5	164
Tyson Foods, Cl A	165	10,139
United Natural Foods *	30	596
Universal	14	590
US Foods Holding *	126	2,558
USANA Health Sciences *	7	568
Vector Group	70	617
Village Super Market, Cl A	5	126
WD-40	8	1,572
Weis Markets	9	448

		962,622

ENERGY — 2.8%
Antero Midstream	157	890
Antero Resources *	139	411
Apache	216	3,316
Arch Resources	9	279
Archrock	74	493
Baker Hughes, Cl A	375	5,809
Berry Petroleum	45	212
Bonanza Creek Energy *	11	200
Brigham Minerals, Cl A	17	188
Bristow Group *	3	48

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Cabot Oil & Gas	224	$4,189
Cactus, Cl A	27	611
California Resources *	27	6
Callon Petroleum *	222	253
Centennial Resource Development, Cl A *	110	87
ChampionX *	44	418
Cheniere Energy *	142	7,026
Chesapeake Energy *	5	40
Chevron	1,073	90,068
Cimarex Energy	57	1,394
Clean Energy Fuels *	85	202
CNX Resources *	106	1,023
Comstock Resources *	11	59
Concho Resources	112	5,884
ConocoPhillips	619	23,144
CONSOL Energy *	15	88
Contango Oil & Gas *	53	94
Continental Resources	43	743
Core Laboratories	25	533
CVR Energy	58	1,114
Delek US Holdings	36	629
Denbury Resources *	287	7
Devon Energy	213	2,234
DHT Holdings	68	386
Diamond S Shipping *	14	123
Diamondback Energy	90	3,587
DMC Global	8	235
Dorian LPG *	28	239
Dril-Quip *	20	666
EOG Resources	333	15,601
Equities	146	2,120
Equitrans Midstream	119	1,148
Evolution Petroleum	17	45
Exterran *	18	89
Exxon Mobil	2,428	102,171
Falcon Minerals	21	53
Frank’s International *	75	171
Geospace Technologies *	7	53
Goodrich Petroleum *	5	37
Green Plains *	19	246
Gulfport Energy *	81	82
Halliburton	501	7,179
Helix Energy Solutions Group *	81	339
Helmerich & Payne	61	1,088
Hess	155	7,628
HollyFrontier	92	2,530
International Seaways	17	294
Kinder Morgan	1,115	15,722

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Laredo Petroleum *	5	$76
Liberty Oilfield Services, Cl A	35	198
Magnolia Oil & Gas *	70	419
Marathon Oil	453	2,487
Marathon Petroleum	372	14,210
Matador Resources *	63	547
Matrix Service *	15	131
Montage Resources *	10	43
Murphy Oil	83	1,096
Nabors Industries	4	170
NACCO Industries, Cl A	2	44
National Energy Services Reunited *	33	221
National Oilwell Varco	222	2,555
Natural Gas Services Group *	7	45
Newpark Resources *	50	95
NexTier Oilfield Solutions *	96	242
Noble *	142	—
Noble Energy	275	2,747
Northern Oil and Gas *	149	119
Oasis Petroleum *	161	103
Occidental Petroleum	516	8,122
Oceaneering International *	56	315
Oil States International *	34	152
ONEOK	236	6,587
Overseas Shipholding Group, Cl A *	39	90
Panhandle Oil and Gas, Cl A	9	20
Par Pacific Holdings *	30	222
Parker Drilling *	8	37
Parsley Energy, Cl A	172	1,889
Patterson-UTI Energy	105	407
PBF Energy, Cl A	55	477
PDC Energy *	56	799
Peabody Energy	55	172
Penn Virginia *	9	89
Phillips 66	251	15,567
Pioneer Natural Resources	94	9,110
Plains GP Holdings, Cl A	102	810
ProPetro Holding *	42	226
QEP Resources	136	200
Range Resources	143	924
Renewable Energy Group *	22	607
REX American Resources *	3	204
RPC	32	95
SandRidge Energy *	20	26
Schlumberger	796	14,438
SEACOR Holdings *	11	320
SEACOR Marine Holdings *	11	27

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Select Energy Services, Cl A *	43	$191
SM Energy	64	189
Solaris Oilfield Infrastructure, Cl A	17	123
Southwestern Energy *	308	748
Talos Energy *	5	34
Targa Resources	131	2,395
Tellurian *	71	63
Tidewater *	22	137
Transocean *	330	673
US Silica Holdings	39	138
Valero Energy	234	13,158
Viper Energy Partners	35	362
W&T Offshore *	54	122
Whiting Petroleum *	52	41
Williams	695	13,295
World Fuel Services	36	847
WPX Energy *	233	1,391

		434,911

FINANCIALS — 11.7%
1st Constitution Bancorp	5	62
1st Source	10	331
ACNB	5	103
Affiliated Managers Group	27	1,857
AGNC Investment ‡	324	4,407
Alleghany	8	4,179
Allegiance Bancshares	11	268
Allstate	181	17,085
Ally Financial	213	4,281
Altabancorp	9	169
Amalgamated Bank, Cl A	8	92
Ambac Financial Group *	26	333
Amerant Bancorp, Cl A *	12	160
American Equity Investment Life Holding	52	1,323
American Express	463	43,208
American Financial Group	45	2,735
American International Group	495	15,909
American National Bankshares	6	132
American National Group	11	810
Ameriprise Financial	70	10,754
Ameris Bancorp	38	877
AMERISAFE	11	698
Ames National	5	93
Annaly Capital Management ‡	820	6,077
Anworth Mortgage Asset ‡	56	101
Apollo Commercial Real Estate Finance ‡	87	809
Arbor Realty Trust ‡	59	601

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Arch Capital Group *	227	$6,980
Ares Commercial Real Estate ‡	17	155
Ares Management, Cl A	57	2,277
Argo Group International Holdings	19	637
Arlington Asset Investment, Cl A ‡	21	57
ARMOUR Residential ‡	33	308
Arrow Financial	8	218
Arthur J Gallagher	108	11,609
Artisan Partners Asset Management, Cl A	33	1,196
Assetmark Financial Holdings *	9	251
Associated Banc-Corp	86	1,104
Associated Capital Group	2	81
Assurant	34	3,654
Assured Guaranty	51	1,113
Athene Holding, Cl A *	78	2,516
Atlantic Capital Bancshares *	12	120
Atlantic Union Bankshares	44	993
Axis Capital Holdings	47	1,886
Axos Financial *	31	695
B. Riley Financial	9	230
Banc of California	27	289
BancFirst	10	436
Bancorp *	29	273
BancorpSouth Bank	59	1,235
Bank First	4	249
Bank of America	4,971	123,677
Bank of Commerce Holdings	9	68
Bank of Hawaii	23	1,302
Bank of Marin Bancorp	7	220
Bank of New York Mellon	507	18,176
Bank OZK	70	1,684
BankFinancial	8	58
BankUnited	53	1,067
Bankwell Financial Group	4	60
Banner	20	709
Bar Harbor Bankshares	9	179
BCB Bancorp	9	72
Benefytt Technologies, Cl A *	7	216
Berkshire Hathaway, Cl B *	793	155,254
BGC Partners, Cl A	159	440
BlackRock, Cl A	87	50,025
Blackstone Group, Cl A	386	20,566
Blucora *	27	318
BOK Financial	18	1,003
Boston Private Financial Holdings	48	282
Bridge Bancorp	10	181
Bridgewater Bancshares *	13	121

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Brighthouse Financial *	60	$1,700
Brightsphere Investment Group	49	659
Brookline Bancorp	45	432
Brown & Brown	135	6,138
Bryn Mawr Bank	11	286
Business First Bancshares	7	95
Byline Bancorp	13	168
C&F Financial	2	59
Cadence BanCorp, Cl A	72	562
Cambridge Bancorp	3	163
Camden National	9	285
Cannae Holdings *	43	1,620
Capital Bancorp *	5	53
Capital City Bank Group	7	132
Capital One Financial	260	16,588
Capitol Federal Financial	76	733
Capstar Financial Holdings	8	81
Capstead Mortgage ‡	54	332
Cathay General Bancorp	43	1,040
Cboe Global Markets	64	5,613
CBTX	10	158
Central Pacific Financial	16	249
Central Valley Community Bancorp	6	79
Century Bancorp, Cl A	2	139
Charles Schwab	666	22,078
Chemung Financial	2	54
Cherry Hill Mortgage Investment ‡	9	83
Chimera Investment ‡	105	944
Chubb	258	32,828
Cincinnati Financial	87	6,780
CIT Group	57	1,081
Citigroup	1,194	59,712
Citizens, Cl A *	26	149
Citizens & Northern	8	142
City Holding	9	562
Civista Bancshares	9	118
CME Group, Cl A	203	33,734
CNA Financial	155	5,162
CNB Financial	8	131
Coastal Financial *	5	67
Codorus Valley Bancorp	5	59
Cohen & Steers	14	843
Colony Bankcorp	4	43
Colony Credit Real Estate ‡	48	302
Columbia Banking System	41	1,186
Columbia Financial *	29	349
Comerica	79	3,043
Commerce Bancshares	62	3,550

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Community Bank System	29	$1,631
Community Bankers Trust	12	62
Community Financial	3	68
Community Trust Bancorp	10	306
ConnectOne Bancorp	20	276
Cowen, Cl A	15	247
Crawford, Cl A	9	66
Credit Acceptance *	7	3,276
CrossFirst Bankshares *	26	238
Cullen	32	2,306
Curo Group Holdings	9	63
Customers Bancorp *	17	201
Diamond Hill Investment Group	2	228
Dime Community Bancshares	17	200
Discover Financial Services	175	8,650
Donegal Group, Cl A	7	98
Donnelley Financial Solutions *	19	164
Dynex Capital ‡	13	201
E*TRADE Financial	127	6,448
Eagle Bancorp	17	511
East West Bancorp	81	2,807
Eaton Vance	63	2,277
eHealth *	14	968
Ellington Financial ‡	24	282
Employers Holdings	17	553
Encore Capital Group *	17	621
Enova International *	17	274
Enterprise Bancorp	5	108
Enterprise Financial Services	14	407
Equitable Holdings	234	4,788
Equity Bancshares, Cl A *	8	113
Erie Indemnity, Cl A	11	2,311
Esquire Financial Holdings *	4	62
ESSA Bancorp	5	63
Essent Group	55	1,970
Evans Bancorp	3	66
Evercore, Cl A	22	1,217
Everest Re Group	26	5,689
Exantas Capital ‡	18	40
EZCORP, Cl A *	29	166
FactSet Research Systems	21	7,272
Farmers & Merchants Bancorp	6	129
Farmers National Banc	15	162
FB Financial	10	254
FBL Financial Group, Cl A	6	209
Federal Agricultural Mortgage, Cl C	5	298
Federated Hermes, Cl B	55	1,450
FedNat Holding	6	56

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Fidelity D&D Bancorp	2	$91
Fidelity National Financial	177	5,728
Fifth Third Bancorp	407	8,083
Financial Institutions	9	133
First American Financial	63	3,214
First Bancorp	5	101
First Bancorp	16	331
First Bancshares	12	239
First Bank	11	72
First Busey	27	462
First Business Financial Services	5	74
First Capital	2	107
First Choice Bancorp	6	91
First Citizens BancShares, Cl A	3	1,278
First Commonwealth Financial	56	441
First Financial	7	234
First Financial Bancorp	55	765
First Financial Bankshares	74	2,214
First Financial Northwest	4	36
First Foundation	22	338
First Guaranty Bancshares	3	35
First Hawaiian	74	1,286
First Horizon National	313	2,902
First Internet Bancorp	5	73
First Interstate BancSystem, Cl A	24	699
First Merchants	31	757
First Mid Bancshares	8	195
First Midwest Bancorp	65	789
First Northwest Bancorp	5	51
First of Long Island	13	194
First Republic Bank	98	11,023
FirstCash	23	1,326
Flagstar Bancorp	20	628
Flushing Financial	15	166
FNB	187	1,386
FNCB Bancorp	10	56
Focus Financial Partners, Cl A *	16	591
Franklin Financial Network	7	185
Franklin Financial Services	2	48
Franklin Resources	156	3,284
FS Bancorp	2	76
Fulton Financial	92	892
FVCBankcorp *	6	59
GAMCO Investors, Cl A	5	59
Genworth Financial, Cl A *	287	585
German American Bancorp	14	398
Glacier Bancorp	55	1,942
Globe Life	60	4,776

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Goldman Sachs Group	190	$37,611
Goosehead Insurance, Cl A *	8	827
Granite Point Mortgage Trust ‡	31	210
Great Ajax ‡	11	95
Great Southern Bancorp	6	216
Great Western Bancorp	32	416
Green Dot, Cl A *	26	1,318
Greene County Bancorp	2	43
Greenhill	8	96
Greenlight Capital Re, Cl A *	16	103
Guaranty Bancshares	4	108
Hamilton Lane, Cl A	14	1,011
Hancock Whitney	50	953
Hanmi Financial	17	157
Hanover Insurance Group	22	2,241
HarborOne Bancorp	30	260
Hartford Financial Services Group	205	8,676
Hawthorn Bancshares	3	50
HCI Group	4	178
Heartland Financial USA	20	625
Heritage Commerce	33	224
Heritage Financial	20	378
Heritage Insurance Holdings	14	166
Hilltop Holdings	39	759
Home Bancorp	4	94
Home BancShares	88	1,437
HomeStreet	13	344
HomeTrust Bancshares	9	130
Hope Bancorp	69	582
Horace Mann Educators	24	902
Houlihan Lokey, Cl A	25	1,370
Howard Bancorp *	7	67
Huntington Bancshares	581	5,386
Independence Holding	3	99
Independent Bank	19	1,226
Independent Bank	12	168
Independent Bank Group	21	923
Interactive Brokers Group, Cl A	41	2,034
Intercontinental Exchange	311	30,099
International Bancshares	31	943
Invesco	259	2,600
Invesco Mortgage Capital ‡	104	319
Investar Holding	6	80
Investors Bancorp	131	1,064
Investors Title	1	115
James River Group Holdings	17	787
Jefferies Financial Group	127	2,057
JPMorgan Chase	1,735	167,669

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Kearny Financial	44	$354
Kemper	37	2,905
KeyCorp	551	6,618
Kinsale Capital Group	12	2,339
KKR Real Estate Finance Trust ‡	18	300
Ladder Capital, Cl A ‡	57	443
Lakeland Bancorp	28	285
Lakeland Financial	14	620
Lazard, Cl A	58	1,701
LCNB	7	88
Legg Mason	50	2,500
LendingClub *	37	193
LendingTree *	5	1,731
Level One Bancorp	3	49
Lincoln National	111	4,137
Live Oak Bancshares	17	289
Loews	140	5,097
LPL Financial Holdings	45	3,556
Luther Burbank	19	182
M&T Bank	74	7,840
Macatawa Bank	15	108
Mackinac Financial	5	46
MainStreet Bancshares *	4	52
Malvern Bancorp *	4	48
Markel *	8	8,356
MarketAxess Holdings	21	10,851
Marlin Business Services	6	44
Marsh & McLennan	289	33,698
MBIA *	40	320
Medallion Financial *	12	39
Mercantile Bank	9	192
Merchants Bancorp	5	92
Mercury General	16	687
Meridian Bancorp	27	308
Meta Financial Group	18	336
MFA Financial ‡	258	679
MGIC Investment	193	1,596
Mid Penn Bancorp	4	77
Midland States Bancorp	12	169
MidWestOne Financial Group	9	163
MMA Capital Holdings *	3	74
Moelis, Cl A	30	894
Moody’s	107	30,099
Morgan Stanley	675	32,994
Morningstar	13	2,185
Mortgage Investment Trust ‡	18	50
Mr Cooper Group *	41	670
MSCI, Cl A	47	17,671

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
MVB Financial	6	$79
Nasdaq	66	8,666
National Bank Holdings, Cl A	17	472
National Bankshares	4	100
National General Holdings	39	1,326
National Western Life Group, Cl A	2	390
Navient	109	868
NBT Bancorp	25	745
Nelnet, Cl A	11	638
New Residential Investment ‡	238	1,887
New York Community Bancorp	262	2,758
New York Mortgage Trust ‡	216	566
NI Holdings *	5	82
Nicolet Bankshares *	5	280
NMI Holdings, Cl A *	39	605
Northern Trust	117	9,167
Northfield Bancorp	25	240
Northrim BanCorp	4	92
Northwest Bancshares	58	571
Norwood Financial	3	73
Oak Valley Bancorp	3	38
OceanFirst Financial	34	521
Ocwen Financial *	66	79
Ohio Valley Banc	2	39
Old National Bancorp	93	1,301
Old Republic International	164	2,635
Old Second Bancorp	16	133
On Deck Capital *	30	44
OneMain Holdings, Cl A	50	1,435
OP Bancorp	7	44
Oppenheimer Holdings, Cl A	5	106
Orchid Island Capital, Cl A ‡	38	195
Origin Bancorp	12	285
Orrstown Financial Services	6	82
Pacific Mercantile Bancorp *	11	41
Pacific Premier Bancorp	48	1,008
PacWest Bancorp	67	1,224
Palomar Holdings *	10	913
Park National	9	772
Parke Bancorp	6	70
PCB Bancorp	7	64
PCSB Financial	8	89
PDL Community Bancorp *	4	36
Peapack Gladstone Financial	10	163
Penns Woods Bancorp	4	81
PennyMac Financial Services	35	1,688
PennyMac Mortgage Investment Trust ‡	57	1,074

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Peoples Bancorp	11	$221
Peoples Bancorp of North Carolina	3	50
Peoples Financial Services	4	144
People’s United Financial	242	2,611
Pinnacle Financial Partners	42	1,664
Pioneer Bancorp *	7	61
Piper Sandler	10	619
PJT Partners	12	642
PNC Financial Services Group	243	25,921
PRA Group *	25	989
Premier Financial	21	371
Premier Financial Bancorp	7	74
Primerica	23	2,752
Principal Financial Group	156	6,619
ProAssurance	30	441
Progressive	335	30,264
ProSight Global *	15	118
Prosperity Bancshares	52	2,889
Protective Insurance	5	64
Provident Bancorp	4	31
Provident Financial Holdings	3	37
Provident Financial Services	35	478
Prudential Financial	227	14,385
Pzena Investment Management, Cl A	10	52
QCR Holdings	9	269
Radian Group	112	1,670
Raymond James Financial	71	4,933
RBB Bancorp	9	115
Ready Capital ‡	29	233
Red River Bancshares	3	120
Redwood Trust ‡	65	463
Regional Management *	6	91
Regions Financial	549	5,962
Reinsurance Group of America, Cl A	35	2,984
Reliant Bancorp	8	118
Renasant	31	720
Republic Bancorp, Cl A	6	181
Republic First Bancorp *	26	61
Riverview Bancorp	12	59
RLI	25	2,203
S&P Global	138	48,334
S&T Bancorp	22	473
Safeguard Scientifics	12	68
Safety Insurance Group	8	605
Sandy Spring Bancorp	27	624

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Santander Consumer USA Holdings	51	$936
SB One Bancorp	5	93
Sculptor Capital Management, Cl A	10	124
Seacoast Banking Corp of Florida *	29	548
SEI Investments	72	3,768
Select Bancorp *	9	70
Selective Insurance Group	34	1,848
ServisFirst Bancshares	27	988
Shore Bancshares	7	65
Sierra Bancorp	8	141
Signature Bank NY	32	3,281
Silvercrest Asset Management Group, Cl A	5	55
Simmons First National, Cl A	62	1,029
SLM	214	1,449
SmartFinancial	8	114
South Plains Financial	6	80
South State	40	1,906
Southern First Bancshares *	4	98
Southern Missouri Bancorp	4	87
Southern National Bancorp of Virginia	11	93
Southside Bancshares	18	499
Spirit MTA ‡	23	18
Spirit of Texas Bancshares *	8	93
Starwood Property Trust ‡	157	2,348
State Auto Financial	10	155
State Street	201	12,822
Sterling Bancorp	111	1,249
Sterling Bancorp	9	27
Stewart Information Services	13	545
Stifel Financial	38	1,842
Stock Yards Bancorp	12	469
StoneX Group *	9	472
Summit Financial Group	6	90
SVB Financial Group *	29	6,504
Synchrony Financial	334	7,391
Synovus Financial	84	1,693
T Rowe Price Group	132	18,229
TCF Financial	86	2,364
TD Ameritrade Holding	283	10,157
Territorial Bancorp	5	110
Texas Capital Bancshares *	29	963
TFS Financial	30	434
Timberland Bancorp	4	67
Tiptree	13	66

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Tompkins Financial	7	$452
TPG RE Finance Trust ‡	35	304
Tradeweb Markets, Cl A	40	2,163
Travelers	145	16,591
TriCo Bancshares	15	420
TriState Capital Holdings *	16	212
Triumph Bancorp *	13	341
Truist Financial	772	28,919
Trupanion *	16	809
TrustCo Bank NY	54	313
Trustmark	33	743
Two Harbors Investment ‡	155	842
UMB Financial	25	1,245
Umpqua Holdings	125	1,356
Union Bankshares	2	36
United Bankshares	57	1,500
United Community Banks	45	807
United Fire Group	12	304
United Insurance Holdings	12	89
United Security Bancshares	8	50
Unity Bancorp	5	63
Universal Insurance Holdings	17	298
Univest Financial	16	245
Unum Group	116	1,999
US Bancorp	873	32,161
Valley National Bancorp	225	1,681
Veritex Holdings	26	435
Victory Capital Holdings, Cl A	9	160
Virtu Financial, Cl A	45	1,116
Virtus Investment Partners	4	544
Voya Financial	72	3,557
Waddell & Reed Financial, Cl A	37	540
Walker & Dunlop	17	857
Washington Federal	43	1,004
Washington Trust Bancorp	9	300
Waterstone Financial	13	199
Webster Financial	51	1,391
Wells Fargo	2,395	58,103
WesBanco	38	754
West Bancorporation	8	131
Westamerica Bancorporation	15	905
Western Alliance Bancorp	54	1,941
Western Asset Mortgage Capital ‡	31	65
Western New England Bancorp	13	66
Westwood Holdings Group	5	57
White Mountains Insurance Group	2	1,760
Willis Towers Watson	73	15,331
Wintrust Financial	33	1,412

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
WisdomTree Investments	67	$241
World Acceptance *	4	297
WR Berkley	86	5,311
WSFS Financial	29	827
Zions Bancorp	94	3,052

		1,806,571

HEALTH CARE — 7.4%
Abbott Laboratories	1,006	101,243
ABIOMED *	25	7,499
Acadia Healthcare *	50	1,491
ACADIA Pharmaceuticals *	89	3,700
Accelerate Diagnostics *	17	247
Acceleron Pharma *	26	2,578
Accuray *	50	112
AcelRx Pharmaceuticals *	45	49
Acorda Therapeutics *	27	17
Adamas Pharmaceuticals *	13	32
Adaptive Biotechnologies *	68	2,538
Addus HomeCare *	9	868
ADMA Biologics *	44	157
Adverum Biotechnologies *	41	688
Aeglea BioTherapeutics, Cl Savings Shares *	15	103
Aerie Pharmaceuticals *	23	266
Agenus *	74	225
Agile Therapeutics *	43	108
Agios Pharmaceuticals *	35	1,586
Aimmune Therapeutics *	25	330
Akcea Therapeutics *	9	98
Akebia Therapeutics *	68	760
Akero Therapeutics *	6	211
Albireo Pharma *	7	198
Aldeyra Therapeutics *	15	96
Alector *	30	470
Alexion Pharmaceuticals *	127	13,016
Align Technology *	41	12,047
Alkermes *	90	1,621
Allakos *	14	1,051
Allogene Therapeutics *	30	1,100
Allscripts Healthcare Solutions *	91	819
Alnylam Pharmaceuticals *	64	9,329
Alphatec Holdings *	26	129
AMAG Pharmaceuticals *	19	182
Amedisys *	18	4,215
American Renal Associates Holdings *	18	116
AmerisourceBergen, Cl A	85	8,516
Amicus Therapeutics *	145	2,095
AMN Healthcare Services *	27	1,483

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
AnaptysBio *	14	$251
Anavex Life Sciences *	32	135
AngioDynamics *	21	173
ANI Pharmaceuticals *	6	178
Apellis Pharmaceuticals *	33	854
Apollo Medical Holdings *	10	168
Applied Genetic Technologies *	13	69
Apyx Medical *	17	76
Arcus Biosciences *	16	315
Ardelyx *	40	226
Arena Pharmaceuticals *	29	1,780
Arrowhead Pharmaceuticals *	53	2,283
Arvinas *	14	441
Assembly Biosciences *	17	377
Atara Biotherapeutics *	30	372
Athenex *	36	382
Athersys *	102	261
Atreca, Cl A *	12	155
AtriCure *	22	898
Atrion	1	620
Avanos Medical *	27	828
Avid Bioservices *	32	237
Avrobio *	16	271
Axonics Modulation Technologies *	10	424
Axsome Therapeutics *	17	1,213
Beyondspring *	5	55
BioCryst Pharmaceuticals *	86	350
BioDelivery Sciences International *	51	214
Biohaven Pharmaceutical Holding *	29	1,857
BioMarin Pharmaceutical *	102	12,221
BioSig Technologies *	11	99
BioSpecifics Technologies *	3	188
BioTelemetry *	19	809
Bioxcel Therapeutics *	6	272
Bluebird Bio *	32	1,942
Blueprint Medicines *	30	2,195
Boston Scientific *	802	30,933
Bridgebio Pharma *	41	1,154
Bristol-Myers Squibb	1,299	76,198
Brookdale Senior Living *	104	288
Bruker	59	2,633
Calithera Biosciences *	36	169
Cantel Medical	22	1,040
Cara Therapeutics *	24	395
Cardiovascular Systems *	20	610
CareDx *	24	800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
CASI Pharmaceuticals *	23	$44
Castle Biosciences *	5	194
Castlight Health, Cl B *	54	59
Catalent *	89	7,773
Catalyst Pharmaceuticals *	55	237
Cellular Biomedicine Group *	6	79
CEL-SCI *	21	263
Cerner	168	11,668
Cerus *	92	656
Change Healthcare *	29	338
Checkpoint Therapeutics *	23	52
Chemed	9	4,430
ChemoCentryx *	25	1,318
Chiasma *	18	79
Chimerix *	26	81
ChromaDex *	24	121
Clovis Oncology *	41	237
Codexis *	32	379
Coherus Biosciences *	37	651
Collegium Pharmaceutical *	18	284
Computer Programs & Systems	8	197
Concert Pharmaceuticals *	15	139
Conformis *	37	28
CONMED	16	1,321
Constellation Pharmaceuticals *	13	350
Corbus Pharmaceuticals Holdings *	41	257
CorMedix *	14	62
Cortexyme *	7	279
CorVel *	5	397
Covetrus *	56	1,241
Crinetics Pharmaceuticals *	11	153
Cross Country Healthcare *	20	130
CryoLife *	21	408
CryoPort *	21	696
Cue Biopharma *	13	246
Cutera *	10	142
Cyclerion Therapeutics *	13	50
Cymabay Therapeutics *	36	128
Cytokinetics *	31	670
CytomX Therapeutics *	26	182
CytoSorbents *	20	192
DaVita *	72	6,292
Deciphera Pharmaceuticals *	21	974
Denali Therapeutics *	41	960
DENTSPLY SIRONA	125	5,575
DexCom *	52	22,648
Dicerna Pharmaceuticals *	35	753
Dynavax Technologies, Cl A *	45	365

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Editas Medicine *	31	$910
Edwards Lifesciences *	354	27,757
Eidos Therapeutics *	8	321
Elanco Animal Health *	228	5,388
Eli Lilly	484	72,739
Eloxx Pharmaceuticals *	13	36
Emergent BioSolutions *	25	2,781
Enanta Pharmaceuticals *	10	459
Encompass Health	56	3,812
Enochian Biosciences *	8	31
Ensign Group	29	1,334
Enzo Biochem *	25	60
Epizyme *	48	664
Esperion Therapeutics *	15	564
Evelo Biosciences *	7	27
Evofem Biosciences *	26	78
Evolent Health, Cl A *	48	559
Evolus *	13	42
Exact Sciences *	85	8,054
Exelixis *	170	3,925
EyePoint Pharmaceuticals *	47	33
Fate Therapeutics *	42	1,313
FibroGen *	47	1,902
Five Prime Therapeutics *	20	118
Flexion Therapeutics *	18	244
G1 Therapeutics *	16	235
Galectin Therapeutics *	24	63
Genesis Healthcare, Cl A *	31	27
GenMark Diagnostics *	32	572
Gilead Sciences	721	50,130
Glaukos *	24	1,049
Global Blood Therapeutics *	34	2,294
GlycoMimetics *	19	75
Gossamer Bio *	25	298
Gritstone Oncology *	12	38
Guardant Health *	31	2,641
Haemonetics *	29	2,542
Halozyme Therapeutics *	74	2,012
Hanger *	21	367
Harpoon Therapeutics *	8	88
Health Catalyst *	13	454
HealthEquity *	40	2,062
HealthStream *	15	329
Heron Therapeutics *	52	847
Heska *	4	385
Hill-Rom Holdings	38	3,694
HMS Holdings *	50	1,625
Hologic *	151	10,537

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Homology Medicines *	24	$316
Hookipa Pharma *	7	68
Horizon Therapeutics *	108	6,609
ICU Medical *	11	2,021
IDEXX Laboratories *	48	19,092
ImmunoGen *	99	407
Immunomedics *	122	5,152
Incyte *	124	12,246
Innoviva *	40	542
Inogen *	10	307
Inovalon Holdings, Cl A *	42	988
Insmed *	49	1,280
Inspire Medical Systems *	14	1,391
Insulet *	36	7,321
Integer Holdings *	18	1,184
Integra LifeSciences Holdings *	41	1,958
Intellia Therapeutics *	23	410
Intercept Pharmaceuticals *	15	685
Intersect ENT *	18	309
Intra-Cellular Therapies *	33	654
IntriCon *	5	54
Intuitive Surgical *	66	45,238
Invacare	19	134
Invitae *	67	1,956
Ionis Pharmaceuticals *	76	4,375
Iovance Biotherapeutics *	67	1,948
iRadimed *	3	67
iRhythm Technologies *	15	1,867
Ironwood Pharmaceuticals, Cl A *	89	816
Jazz Pharmaceuticals *	31	3,356
Joint *	8	116
Jounce Therapeutics *	9	41
Kadmon Holdings *	82	300
Kala Pharmaceuticals *	26	228
Kaleido Biosciences *	6	36
Karuna Therapeutics *	9	736
Kezar Life Sciences *	14	61
Kindred Biosciences *	21	69
Kiniksa Pharmaceuticals, Cl A *	10	195
Kodiak Sciences *	20	927
Krystal Biotech *	6	248
Kura Oncology *	24	395
La Jolla Pharmaceutical *	15	60
Lannett *	18	107
Lantheus Holdings *	35	472
LeMaitre Vascular	10	293
Lexicon Pharmaceuticals *	59	114
LHC Group *	17	3,317

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Liquidia Technologies *	9	$50
LivaNova *	28	1,303
Livongo Health *	22	2,800
MacroGenics *	25	635
Madrigal Pharmaceuticals *	6	616
Magenta Therapeutics *	17	119
Mallinckrodt *	48	107
MannKind *	116	181
Marinus Pharmaceuticals *	46	77
Marker Therapeutics *	18	36
Masimo *	29	6,383
MediciNova *	21	131
MEI Pharma *	48	133
MeiraGTx Holdings *	14	182
Menlo Therapeutics *	29	47
Meridian Bioscience *	24	588
Merit Medical Systems *	31	1,386
Mersana Therapeutics *	24	477
Mesa Laboratories	2	474
Mettler-Toledo International *	14	13,091
Mirati Therapeutics *	24	2,911
Mirum Pharmaceuticals *	6	132
Misonix *	7	87
Moderna *	115	8,522
Molecular Templates *	16	176
Momenta Pharmaceuticals *	67	1,976
Morphic Holding *	7	158
Mustang Bio *	17	52
MyoKardia *	25	2,253
Myovant Sciences *	19	289
Myriad Genetics *	42	507
NanoString Technologies *	21	758
Natera *	40	1,921
National HealthCare	7	415
National Research	8	458
Natus Medical *	19	353
Nektar Therapeutics, Cl A *	101	2,238
Neogen *	30	2,303
Neurocrine Biosciences *	53	6,379
Nevro *	19	2,526
NextCure *	9	80
NextGen Healthcare *	30	439
NGM Biopharmaceuticals *	9	165
Novavax *	29	4,150
Ocular Therapeutix *	26	204
Odonate Therapeutics *	17	618
Omeros *	29	372
Omnicell *	24	1,687

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Oncocyte *	28	$38
Ontrak *	4	153
OptimizeRx *	7	99
Optinose *	13	66
Option Care Health *	19	224
OraSure Technologies *	36	653
OrthoPediatrics *	7	295
Owens & Minor	35	563
Oxford Immunotec Global *	15	196
Pacific Biosciences of California *	80	298
Pacira BioSciences *	24	1,263
Palatin Technologies *	123	71
Paratek Pharmaceuticals *	21	92
Patterson	49	1,301
PDL BioPharma *	69	219
Pennant Group *	15	376
Penumbra *	19	4,216
Personalis *	9	157
PetIQ, Cl A *	13	474
Pfenex *	20	142
Phibro Animal Health, Cl A	12	278
Phreesia *	12	361
Pieris Pharmaceuticals *	31	80
PRA Health Sciences *	36	3,836
Precision BioSciences *	20	127
Premier, Cl A *	40	1,399
Prestige Consumer Healthcare *	29	1,079
Prevail Therapeutics *	16	240
Principia Biopharma *	15	1,254
Protagonist Therapeutics *	12	189
Proteostasis Therapeutics *	24	35
Providence Service *	7	567
PTC Therapeutics *	35	1,622
Pulse Biosciences *	6	62
Puma Biotechnology *	19	196
Quanterix *	11	355
Quest Diagnostics	76	9,656
Quidel *	21	5,932
R1 RCM *	57	779
Radius Health *	27	339
RadNet *	24	381
Reata Pharmaceuticals, Cl A *	15	2,216
Recro Pharma *	11	45
Regeneron Pharmaceuticals *	48	30,338
REGENXBIO *	20	662
Replimune Group *	8	160
ResMed	82	16,606
Retrophin *	24	477

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Revance Therapeutics *	30	$704
Rhythm Pharmaceuticals *	19	365
Rigel Pharmaceuticals *	95	219
Rocket Pharmaceuticals *	30	706
Rubius Therapeutics *	18	88
Sage Therapeutics *	29	1,322
Sarepta Therapeutics *	43	6,601
Savara *	21	42
Scholar Rock Holding *	11	124
SeaSpine Holdings *	13	122
Seattle Genetics *	98	16,294
Select Medical Holdings *	62	1,180
Shockwave Medical *	14	690
SI-BONE *	12	205
Sientra *	25	95
SIGA Technologies *	45	289
Silk Road Medical *	13	604
Simulations Plus	7	493
Soliton *	3	19
Spectrum Pharmaceuticals *	64	191
Spero Therapeutics *	8	94
SpringWorks Therapeutics *	16	682
STAAR Surgical *	25	1,455
STERIS	48	7,662
Stoke Therapeutics *	9	227
Strongbridge Biopharma *	28	94
Supernus Pharmaceuticals *	29	646
Surgalign Holdings *	39	110
Surmodics *	8	378
Sutro Biopharma *	6	47
Syndax Pharmaceuticals *	13	183
Syneos Health, Cl A *	36	2,246
Syros Pharmaceuticals *	18	171
Tabula Rasa HealthCare *	12	674
Tactile Systems Technology *	11	451
Tandem Diabetes Care *	33	3,447
TCR2 Therapeutics *	7	117
Teladoc Health *	42	9,980
Teleflex	27	10,074
TG Therapeutics *	57	1,116
Theravance Biopharma *	25	486
Tivity Health *	24	315
Translate Bio *	23	349
TransMedics Group *	9	163
Tricida *	22	294
Turning Point Therapeutics *	17	1,007
Twist Bioscience *	15	841
Tyme Technologies *	31	37

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Ultragenyx Pharmaceutical *	32	$2,501
United Therapeutics *	24	2,675
UNITY Biotechnology *	14	132
US Physical Therapy	7	581
Vanda Pharmaceuticals *	30	302
Vapotherm *	7	366
Varex Imaging *	22	345
Varian Medical Systems *	52	7,421
Veeva Systems, Cl A *	77	20,372
Veracyte *	28	999
Verrica Pharmaceuticals *	7	46
Vertex Pharmaceuticals *	149	40,527
Viela Bio *	12	439
ViewRay *	57	158
Viking Therapeutics *	41	288
Vocera Communications *	18	554
Voyager Therapeutics *	13	144
Waters *	35	7,460
West Pharmaceutical Services	42	11,293
X4 Pharmaceuticals *	7	52
Xencor *	32	963
Xeris Pharmaceuticals *	20	57
Y-mAbs Therapeutics *	14	492
Zimmer Biomet Holdings	119	16,048
ZIOPHARM Oncology *	114	339
Zoetis, Cl A	273	41,408
Zogenix *	32	761
Zynerba Pharmaceuticals *	12	45
Zynex *	9	172

		1,140,308

INDUSTRIALS — 8.3%
3M	330	49,655
AAON	23	1,363
AAR	19	327
Acacia Research *	28	111
ACCO Brands	52	339
Acuity Brands	22	2,180
ADT	64	551
Advanced Disposal Services *	51	1,538
Advanced Drainage Systems	30	1,470
AECOM *	90	3,256
Aegion, Cl A *	17	262
AeroVironment *	13	995
AGCO	35	2,297
Air Lease, Cl A	61	1,599
Air Transport Services Group *	33	804
Alamo Group	7	722
Alaska Air Group	70	2,411

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Albany International, Cl A	17	$817
Allegiant Travel, Cl A	7	784
Allegion	53	5,271
Allied Motion Technologies	4	151
Allison Transmission Holdings	67	2,503
Altra Industrial Motion	37	1,267
AMERCO	5	1,589
Ameresco, Cl A *	12	332
American Airlines Group	241	2,680
American Superconductor *	11	102
American Woodmark *	9	726
AMETEK	131	12,216
AO Smith	76	3,659
Apogee Enterprises	15	324
Applied Industrial Technologies	22	1,389
ArcBest	14	425
Arcosa	27	1,140
Argan	9	386
Armstrong World Industries	27	1,923
ASGN *	29	1,985
Astec Industries	13	578
Astronics *	13	113
Atkore International Group *	27	720
Atlas Air Worldwide Holdings *	15	781
Avis Budget Group *	39	1,010
Axon Enterprise *	34	2,826
AZZ	15	474
Barnes Group	26	959
Barrett Business Services	4	211
Beacon Roofing Supply *	31	966
BG Staffing	5	45
Bloom Energy, Cl A *	47	572
Blue Bird *	14	175
BMC Stock Holdings *	38	973
Brady, Cl A	28	1,287
Briggs & Stratton	23	5
BrightView Holdings *	25	303
Brink’s	28	1,242
Builders FirstSource *	65	1,540
CAI International *	9	155
Carlisle	31	3,691
Casella Waste Systems, Cl A *	26	1,441
Caterpillar	316	41,989
CBIZ *	30	725
CECO Environmental *	18	121
CH Robinson Worldwide	75	7,029
Chart Industries *	21	1,439
Cintas	50	15,094

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
CIRCOR International *	11	$288
Clean Harbors *	30	1,788
Colfax *	53	1,541
Columbus McKinnon	13	431
Comfort Systems USA	20	994
Concrete Pumping Holdings *	16	60
Construction Partners, Cl A *	11	182
Copart *	118	11,004
Cornerstone Building Brands *	25	142
CoStar Group *	21	17,845
Covanta Holding	74	728
Covenant Transportation Group, Cl A *	7	118
CRA International	4	167
Crane	29	1,641
CSW Industrials	9	601
CSX	442	31,532
Cubic	18	756
Cummins	84	16,234
Curtiss-Wright	24	2,139
Daseke *	24	100
Deere	180	31,735
Delta Air Lines	365	9,113
Deluxe	24	678
Donaldson	73	3,529
Douglas Dynamics	13	460
Dover	82	8,440
Ducommun *	6	216
DXP Enterprises *	9	152
Dycom Industries *	17	728
Eagle Bulk Shipping *	43	104
Eastern	3	49
Eaton	236	21,980
Echo Global Logistics *	15	376
EMCOR Group	32	2,192
Emerson Electric	341	21,146
Encore Wire	11	552
Energous *	19	59
Energy Recovery *	22	167
Enerpac Tool Group, Cl A	34	643
EnerSys	24	1,614
Ennis	14	242
EnPro Industries	12	573
Equifax	69	11,217
ESCO Technologies	15	1,289
EVI Industries *	2	51
Evoqua Water Technologies *	51	981
Expeditors International of Washington	96	8,113

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Exponent	29	$2,438
Fastenal	327	15,382
Federal Signal	34	1,051
FedEx	138	23,239
Flowserve	75	2,090
Fluor	72	734
Forrester Research *	6	211
Fortune Brands Home & Security	80	6,120
Forward Air	16	832
Foundation Building Materials *	13	178
Franklin Covey *	7	127
Franklin Electric	22	1,189
FTI Consulting *	21	2,508
FuelCell Energy *	115	256
Gates Industrial *	25	264
GATX	20	1,220
Genco Shipping & Trading	21	143
Gencor Industries *	5	60
Generac Holdings *	35	5,515
General Finance *	8	47
Gibraltar Industries *	18	931
GMS *	24	562
Gorman-Rupp	10	303
GP Strategies *	9	67
Graco	95	5,058
GrafTech International	40	243
Graham	5	66
Granite Construction	27	458
Great Lakes Dredge & Dock *	36	301
Greenbrier	18	463
Griffon	23	526
H&E Equipment Services	18	317
Harsco *	45	718
Hawaiian Holdings	26	309
HD Supply Holdings *	93	3,264
Healthcare Services Group	43	1,126
Heartland Express	26	527
HEICO	24	2,307
Heidrick & Struggles International	11	223
Helios Technologies	17	643
Herc Holdings *	16	537
Heritage-Crystal Clean *	9	125
Herman Miller	34	797
Hertz Global Holdings *	81	117
Hexcel	47	1,753
Hillenbrand	42	1,228
HNI	24	713
Honeywell International	405	60,496

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Howmet Aerospace	249	$3,680
Hub Group, Cl A *	18	952
Hubbell, Cl B	31	4,184
Hurco	4	111
Huron Consulting Group *	13	620
Hyster-Yale Materials Handling	3	112
IAA *	77	3,338
ICF International	10	676
IDEX	43	7,087
IES Holdings *	12	286
IHS Markit	228	18,406
Illinois Tool Works	182	33,667
Ingersoll Rand *	197	6,223
InnerWorkings *	24	66
Insperity	21	1,404
Insteel Industries	11	205
Interface, Cl A	33	263
ITT	50	2,887
Jacobs Engineering Group	76	6,486
JB Hunt Transport Services	48	6,211
JELD-WEN Holding *	39	764
JetBlue Airways *	154	1,592
John Bean Technologies	18	1,688
Johnson Controls International	438	16,854
Kadant	6	651
Kaman	16	632
Kansas City Southern	54	9,280
KAR Auction Services	73	1,104
Kelly Services, Cl A	19	281
Kennametal	46	1,240
Kforce	11	317
Kimball International, Cl B	20	219
Kirby *	32	1,480
Knight-Swift Transportation Holdings, Cl A	71	3,088
Knoll	29	340
Korn Ferry	31	871
Landstar System	22	2,679
Lawson Products *	5	149
LB Foster, Cl A *	6	84
Lennox International	20	5,363
Lincoln Electric Holdings	33	2,983
Lindsay	6	582
Lydall *	10	162
Lyft, Cl A *	121	3,537
Macquarie Infrastructure	50	1,498
Manitowoc *	20	213
ManpowerGroup	34	2,339
Marten Transport	22	586

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Masco	151	$8,631
MasTec *	33	1,313
Matson	24	874
Matthews International, Cl A	17	367
Maxar Technologies	34	605
McGrath RentCorp	14	812
Meritor *	40	910
Mesa Air Group *	17	53
Middleby *	32	2,658
Miller Industries	6	170
Mistras Group *	10	35
Moog, Cl A	17	913
MRC Global *	45	268
MSA Safety	20	2,371
MSC Industrial Direct, Cl A	25	1,650
Mueller Industries	32	895
Mueller Water Products, Cl A	89	901
MYR Group *	9	330
Navistar International *	47	1,505
Nielsen Holdings	202	2,915
NN	24	126
Nordson	30	5,809
Norfolk Southern	160	30,754
Northwest Pipe *	5	124
NOW *	63	496
NV5 Global *	5	284
nVent Electric	89	1,616
Old Dominion Freight Line	61	11,152
Omega Flex	2	244
Oshkosh	39	3,070
Owens Corning	61	3,689
PACCAR	195	16,591
PAM Transportation Services *	1	28
Park Aerospace	11	119
Parker-Hannifin	74	13,240
Park-Ohio Holdings	5	72
Parsons *	58	2,020
Patrick Industries	12	767
Pentair	96	4,114
PGT Innovations *	32	546
PICO Holdings *	11	89
Pitney Bowes	98	327
Plug Power *	183	1,411
Powell Industries	5	133
Preformed Line Products	1	49
Primoris Services	26	417
Proto Labs *	15	1,802
Quad	19	59

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS— continued
Quanex Building Products	19	$267
Quanta Services	78	3,118
Radiant Logistics *	21	89
Raven Industries	20	432
RBC Bearings *	14	1,714
Regal Beloit	23	2,115
Republic Services, Cl A	183	15,966
Resideo Technologies *	70	930
Resources Connection	17	192
REV Group	15	98
Rexnord	69	1,999
Robert Half International	64	3,256
Rockwell Automation	66	14,397
Rollins	82	4,297
Roper Technologies	58	25,082
RR Donnelley & Sons	40	45
Rush Enterprises, Cl A	16	761
Ryder System	31	1,136
Saia *	15	1,792
Schneider National, Cl B	30	754
Scorpio Bulkers	3	44
Sensata Technologies Holding *	90	3,418
Shyft Group	18	340
Simpson Manufacturing	25	2,414
SiteOne Landscape Supply *	24	3,073
SkyWest	28	737
Snap-on	31	4,522
Southwest Airlines	291	8,989
SP Plus *	13	207
Spirit AeroSystems Holdings, Cl A	59	1,155
Spirit Airlines *	39	617
SPX *	25	1,050
SPX FLOW *	24	962
Standex International	7	375
Stanley Black & Decker	88	13,492
Steelcase, Cl A	49	526
Stericycle *	52	3,143
Sterling Construction *	15	155
Sunrun *	64	2,348
Systemax	8	179
Team *	17	67
Teledyne Technologies *	21	6,441
Tennant	10	666
Terex	38	716
Tetra Tech	31	2,748
Thermon Group Holdings *	19	257
Timken	39	1,781
Titan International	33	49

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Titan Machinery *	11	$120
Toro	61	4,352
TPI Composites *	17	435
Trane Technologies	137	15,326
Transcat *	4	112
TransDigm Group	29	12,515
TransUnion	109	9,763
Trex *	33	4,598
TriMas *	25	585
TriNet Group *	23	1,518
Trinity Industries	66	1,289
Triumph Group	29	197
TrueBlue *	20	309
Tutor Perini *	23	271
Twin Disc *	6	35
Uber Technologies *	508	15,372
UFP Industries	34	1,979
UniFirst	9	1,678
Union Pacific	389	67,433
United Airlines Holdings *	142	4,456
United Parcel Service, Cl B	404	57,676
United Rentals *	42	6,526
Univar Solutions *	96	1,696
Universal Logistics Holdings	4	73
Upwork *	47	706
US Ecology	17	590
US Xpress Enterprises, Cl A *	13	119
Valmont Industries	12	1,454
Verisk Analytics, Cl A	93	17,550
Veritiv *	7	107
Viad	11	159
Vicor *	11	896
Vivint Solar *	30	610
VSE	5	141
Wabash National	30	342
Waste Management	243	26,632
Watsco	19	4,485
Watts Water Technologies, Cl A	16	1,342
Welbilt *	81	492
Werner Enterprises	25	1,100
WESCO International *	28	1,088
Westinghouse Air Brake Technologies	103	6,406
Willdan Group *	6	148
Willis Lease Finance *	1	20
WillScot Mobile Mini Holdings, Cl A *	93	1,401
Woodward	33	2,473
WW Grainger	27	9,221

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
XPO Logistics *	52	$3,901
Xylem	103	7,517
YRC Worldwide *	18	49

		1,279,423

INFORMATION TECHNOLOGY — 31.7%
2U *	35	1,648
3D Systems *	67	442
8x8 *	57	906
A10 Networks *	34	275
Acacia Communications *	22	1,496
Accenture, Cl A	365	82,045
ACI Worldwide *	65	1,741
Adobe *	276	122,633
ADTRAN	27	335
Advanced Energy Industries *	22	1,619
Advanced Micro Devices *	638	49,400
Agilysys *	13	272
Airgain *	5	64
Akamai Technologies *	91	10,232
Akoustis Technologies *	18	143
Alarm.com Holdings *	25	1,751
Alliance Data Systems	27	1,198
Alpha & Omega Semiconductor *	11	120
Altair Engineering, Cl A *	23	927
Alteryx, Cl A *	30	5,265
Ambarella *	19	860
Amdocs	77	4,782
American Software, Cl A	17	280
Amkor Technology *	55	748
Amphenol, Cl A	169	17,872
Analog Devices	211	24,233
Anaplan *	67	3,042
ANSYS *	49	15,219
Appfolio, Cl A *	8	1,114
Appian, Cl A *	20	1,017
Apple	2,512	1,067,699
Applied Materials	526	33,838
Applied Optoelectronics *	11	156
Arista Networks *	31	8,053
Arlo Technologies *	43	181
Arrow Electronics *	45	3,223
Aspen Technology *	39	3,793
Autodesk *	125	29,554
Automatic Data Processing	248	32,962
Avalara *	41	5,512
Avaya Holdings *	53	671
Avid Technology *	20	165
Avnet	57	1,523

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Axcelis Technologies *	18	$530
AXT *	22	105
Badger Meter	16	1,002
Bel Fuse, Cl B	6	73
Belden	25	790
Benchmark Electronics	20	407
Benefitfocus *	16	187
Black Knight *	83	6,218
Blackbaud	28	1,751
Blackline *	28	2,489
Bottomline Technologies DE *	24	1,158
Box, Cl A *	84	1,508
Brightcove *	22	233
Broadcom	224	70,952
Broadridge Financial Solutions	65	8,732
Brooks Automation	41	2,232
Cabot Microelectronics	17	2,562
Cadence Design Systems *	158	17,262
CalAmp *	19	150
Calix *	28	574
Cardtronics *	25	558
Casa Systems *	16	90
Cass Information Systems	7	251
CDK Global	70	3,182
CDW	81	9,416
Cerence *	20	793
Ceridian HCM Holding *	62	4,854
CEVA *	12	482
ChannelAdvisor *	15	306
Ciena *	87	5,177
Cirrus Logic *	33	2,261
Cisco Systems	2,432	114,546
Citrix Systems	70	9,993
Clearfield *	6	112
Cloudera *	159	1,792
Cognex	95	6,353
Cognizant Technology Solutions, Cl A	314	21,452
Coherent *	14	1,944
Cohu	21	395
CommScope Holding *	110	1,021
CommVault Systems *	25	1,102
Comtech Telecommunications	14	230
Conduent *	120	229
CoreLogic	45	3,067
Cornerstone OnDemand *	33	1,172
Coupa Software *	38	11,645
Cree *	61	4,204
CSG Systems International	19	800

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
CTS	18	$357
Daktronics	21	88
DASAN Zhone Solutions *	6	61
Dell Technologies, Cl C *	143	8,556
Diebold Nixdorf *	43	300
Digi International *	16	194
Digimarc *	7	98
Digital Turbine *	45	625
Diodes *	24	1,235
DocuSign, Cl A *	95	20,599
Dolby Laboratories, Cl A	37	2,575
Domo, Cl B *	12	386
Dropbox, Cl A *	144	3,276
DSP Group *	12	178
DXC Technology	145	2,597
Dynatrace *	67	2,803
Eastman Kodak *	10	219
Ebix	13	287
EchoStar, Cl A *	27	737
eGain *	14	139
Elastic *	32	3,078
Endurance International Group Holdings *	49	278
Enphase Energy *	60	3,622
Entegris	77	5,537
Envestnet *	29	2,355
EPAM Systems *	31	8,992
ePlus *	8	596
Euronet Worldwide *	29	2,788
Everbridge *	20	2,856
Evo Payments, Cl A *	23	522
ExlService Holdings *	19	1,217
Extreme Networks *	67	305
F5 Networks *	35	4,757
Fair Isaac *	16	7,027
FARO Technologies *	10	598
Fastly, Cl A *	36	3,474
Fidelity National Information Services	353	51,647
FireEye *	124	1,872
First Solar *	43	2,561
Fiserv *	323	32,232
Fitbit, Cl A *	135	883
Five9 *	35	4,229
FleetCor Technologies *	48	12,411
FLIR Systems	77	3,208
ForeScout Technologies *	24	696
FormFactor *	43	1,240
Fortinet *	83	11,479

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Gartner *	50	$6,232
Genpact	108	4,301
Global Payments	171	30,441
GoDaddy, Cl A *	94	6,606
GreenSky, Cl A *	24	135
GSI Technology *	10	57
GTT Communications *	26	164
GTY Technology Holdings *	26	85
Guidewire Software *	47	5,530
Hackett Group	14	193
Harmonic *	53	296
Hewlett Packard Enterprise	739	7,294
HP	820	14,415
HubSpot *	23	5,396
I3 Verticals, Cl A *	8	193
Ichor Holdings *	13	427
Ideanomics *	77	113
II-VI *	50	2,536
Immersion *	16	108
Impinj *	12	283
Infinera *	103	813
Information Services Group *	18	37
Inphi *	26	3,397
Inseego *	54	728
Insight Enterprises *	20	997
Intel	2,433	116,127
Intelligent Systems *	4	121
InterDigital	17	1,020
International Business Machines	517	63,560
International Money Express *	13	175
Intuit	144	44,117
IPG Photonics *	20	3,580
Iteris *	22	102
Itron *	23	1,600
j2 Global *	26	1,475
Jabil	78	2,719
Jack Henry & Associates	44	7,845
Juniper Networks	188	4,771
KBR	81	1,801
Keysight Technologies *	107	10,688
Kimball Electronics *	14	186
KLA	90	17,985
Knowles *	52	794
KVH Industries *	8	65
Lam Research	83	31,304
Lattice Semiconductor *	76	2,363
Limelight Networks *	66	414
Littelfuse	14	2,487

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
LivePerson *	34	$1,461
LiveRamp Holdings *	37	1,686
LogMeIn	27	2,317
Lumentum Holdings *	42	3,899
MACOM Technology Solutions Holdings *	26	1,099
Manhattan Associates *	36	3,448
Marvell Technology Group	378	13,786
Mastercard, Cl A	507	156,425
Maxim Integrated Products	154	10,486
MAXIMUS	36	2,672
MaxLinear, Cl A *	38	963
Medallia *	39	1,198
Methode Electronics	20	564
Microchip Technology	135	13,734
Micron Technology *	638	31,935
Microsoft	4,307	882,979
MicroStrategy, Cl A *	4	496
Mitek Systems *	23	236
MKS Instruments	31	3,951
MobileIron *	57	355
Model N *	15	577
MoneyGram International *	29	101
MongoDB, Cl A *	27	6,185
Monolithic Power Systems	24	6,360
Motorola Solutions	98	13,699
MTS Systems	11	204
Napco Security Technologies *	7	185
National Instruments	69	2,450
NCR *	73	1,345
NeoPhotonics *	26	237
NetApp	127	5,626
NETGEAR *	16	492
NetScout Systems *	41	1,044
New Relic *	29	2,056
NIC	38	833
nLight *	19	440
NortonLifeLock	341	7,314
Nuance Communications *	160	4,376
Nutanix, Cl A *	100	2,219
NVE	3	163
NVIDIA	337	143,088
Okta, Cl A *	65	14,364
ON Semiconductor *	231	4,759
OneSpan *	19	592
Onto Innovation *	28	1,059
Oracle	1,154	63,989
OSI Systems *	10	710
PagerDuty *	26	792

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Palo Alto Networks *	56	$14,332
PAR Technology *	9	277
Pareteum *	72	50
Paychex	184	13,233
Paycom Software *	28	7,962
Paylocity Holding *	20	2,664
PayPal Holdings *	640	125,485
Paysign *	15	140
PC Connection	6	262
PDF Solutions *	16	393
Pegasystems	21	2,455
Perficient *	19	745
Perspecta	79	1,691
Photronics *	36	428
Ping Identity Holding *	45	1,546
Plantronics	18	360
Plexus *	16	1,189
Pluralsight, Cl A *	50	1,059
Power Integrations	16	1,952
PRGX Global *	13	70
Progress Software	25	872
Proofpoint *	32	3,701
PROS Holdings *	22	718
PTC *	60	5,134
Pure Storage, Cl A *	135	2,411
Q2 Holdings *	25	2,351
QAD, Cl A	7	277
Qorvo *	66	8,458
QUALCOMM	656	69,280
Qualys *	19	2,346
Quantum *	21	91
Rambus *	65	959
Rapid7 *	26	1,549
RealPage *	47	2,961
Repay Holdings, Cl A *	21	465
Ribbon Communications *	66	290
Rimini Street *	10	53
RingCentral, Cl A *	43	12,482
Rogers *	11	1,311
Rosetta Stone *	13	348
Sabre	156	1,179
Sailpoint Technologies Holdings *	50	1,575
salesforce.com *	494	96,256
Sanmina *	39	1,158
ScanSource *	14	321
Science Applications International	29	2,319
Seagate Technology	149	6,738
SecureWorks, Cl A *	4	48

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Semtech *	37	$2,062
ServiceNow *	108	47,434
ServiceSource International *	48	75
SharpSpring *	5	40
ShotSpotter *	4	92
Silicon Laboratories *	25	2,513
Skyworks Solutions	97	14,121
SMART Global Holdings *	8	223
Smartsheet, Cl A *	61	2,912
SolarWinds *	30	551
Splunk *	90	18,884
SPS Commerce *	20	1,503
Square, Cl A *	204	26,489
SS&C Technologies Holdings	129	7,418
SunPower, Cl A *	47	439
Super Micro Computer *	25	758
SVMK *	65	1,559
Switch, Cl A	39	702
Sykes Enterprises *	21	577
Synaptics *	19	1,520
Synchronoss Technologies *	20	66
SYNNEX	24	2,994
Synopsys *	86	17,133
TE Connectivity	192	17,101
Telenav *	22	114
Tenable Holdings *	29	984
Teradata *	62	1,302
Teradyne	95	8,451
Texas Instruments	527	67,219
Trade Desk, Cl A *	23	10,380
Trimble *	143	6,365
TTEC Holdings	10	475
TTM Technologies *	56	689
Twilio, Cl A *	70	19,419
Tyler Technologies *	22	7,860
Ubiquiti	5	927
Ultra Clean Holdings *	22	662
Unisys *	35	416
Universal Display	25	4,361
Upland Software *	12	413
Varonis Systems *	17	1,842
Veeco Instruments *	27	365
Verint Systems *	36	1,616
VeriSign *	66	13,971
Verra Mobility, Cl A *	72	737
ViaSat *	34	1,291
Viavi Solutions *	131	1,812
VirnetX Holding	36	186

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Virtusa *	16	$650
Visa, Cl A	980	186,593
Vishay Intertechnology	75	1,177
Vishay Precision Group *	7	178
VMware, Cl A *	44	6,169
Western Digital	167	7,198
Western Union	234	5,682
WEX *	25	3,959
Workday, Cl A *	97	17,549
Workiva, Cl A *	19	1,062
Xerox Holdings	117	1,948
Xilinx	143	15,351
Xperi Holding	61	1,125
Yext *	55	925
Zebra Technologies, Cl A *	30	8,423
Zendesk *	64	5,834
Zix *	31	221
Zscaler *	40	5,194
Zuora, Cl A *	50	582

		4,896,933

MATERIALS — 2.7%
Advanced Emissions Solutions	10	42
AdvanSix *	16	199
AgroFresh Solutions *	29	71
Air Products & Chemicals	126	36,115
Albemarle	61	5,030
Alcoa *	106	1,378
Allegheny Technologies *	72	626
American Vanguard	15	202
Amyris *	42	180
AptarGroup	37	4,262
Ashland Global Holdings	34	2,566
Avery Dennison	48	5,440
Avient	52	1,243
Axalta Coating Systems *	135	2,997
Balchem	18	1,805
Ball	186	13,696
Berry Global Group *	75	3,749
Boise Cascade	22	1,025
Cabot	32	1,167
Carpenter Technology	27	604
Celanese, Cl A	68	6,610
Century Aluminum *	28	244
CF Industries Holdings	122	3,822
Chase	4	402
Chemours	93	1,723
Clearwater Paper *	9	332
Cleveland-Cliffs	225	1,166

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Coeur Mining *	138	$1,094
Commercial Metals	68	1,406
Compass Minerals International	19	968
Contura Energy *	10	40
Corteva	430	12,281
Crown Holdings *	76	5,440
Domtar	32	672
Dow	426	17,492
DuPont de Nemours	421	22,515
Eagle Materials	24	1,926
Eastman Chemical	78	5,821
Ecolab	165	30,868
Element Solutions *	119	1,292
Ferro *	47	549
Flotek Industries *	32	44
FMC	74	7,848
Forterra *	11	143
Freeport-McMoRan	831	10,736
FutureFuel	15	198
GCP Applied Technologies *	34	776
Gold Resource	39	171
Graphic Packaging Holding	159	2,216
Greif, Cl A	15	522
Hawkins	6	309
Haynes International	7	129
HB Fuller	29	1,315
Hecla Mining	295	1,628
Huntsman	115	2,128
Ingevity *	24	1,404
Innospec	14	1,052
International Flavors & Fragrances	61	7,683
International Paper	225	7,828
Intrepid Potash *	55	50
Kaiser Aluminum	9	558
Koppers Holdings *	11	277
Kraton *	18	237
Kronos Worldwide	13	146
Livent *	83	520
Louisiana-Pacific	64	2,026
LyondellBasell Industries, Cl A	147	9,190
Marrone Bio Innovations *	52	58
Martin Marietta Materials	35	7,251
Materion	12	689
Minerals Technologies	19	891
Mosaic	217	2,923
Myers Industries	20	301
Neenah	10	446
NewMarket	5	1,874

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Newmont	463	$32,039
Nucor	172	7,215
O-I Glass, Cl I	89	929
Olin	92	1,034
Olympic Steel	5	53
Packaging Corp of America	54	5,190
PH Glatfelter	25	398
PPG Industries	135	14,533
PQ Group Holdings *	58	712
Quaker Chemical	8	1,552
Rayonier Advanced Materials	35	102
Reliance Steel & Aluminum	35	3,439
Royal Gold	38	5,317
RPM International	73	5,956
Ryerson Holding *	21	118
Schnitzer Steel Industries, Cl A	15	276
Schweitzer-Mauduit International	18	586
Scotts Miracle-Gro, Cl A	23	3,647
Sealed Air	89	3,176
Sensient Technologies	24	1,253
Sherwin-Williams	47	30,452
Silgan Holdings	45	1,721
Sonoco Products	58	3,001
Steel Dynamics	116	3,180
Stepan	12	1,310
Summit Materials, Cl A *	65	957
SunCoke Energy	47	150
Synalloy *	5	36
TimkenSteel *	21	77
Trecora Resources *	15	86
Tredegar	17	270
Trinseo	22	477
Tronox Holdings	49	373
UFP Technologies *	4	173
United States Lime & Minerals	1	90
United States Steel	96	639
US Concrete *	8	199
Valvoline	108	2,216
Venator Materials *	31	54
Verso	18	220
Vulcan Materials	76	8,923
Warrior Met Coal	29	462
Westlake Chemical	19	1,036
WestRock	146	3,922
Worthington Industries	21	786
WR Grace	36	1,661

		422,623

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 4.2%
Acadia Realty Trust ‡	50	$602
Agree Realty ‡	28	1,875
Alexander & Baldwin ‡	39	461
Alexander’s ‡	1	252
Alexandria Real Estate Equities ‡	72	12,784
American Assets Trust ‡	29	783
American Campus Communities ‡	78	2,780
American Finance Trust ‡	63	460
American Homes 4 Rent, Cl A ‡	147	4,263
American Tower ‡	254	66,392
Americold Realty Trust ‡	115	4,640
Apartment Investment and Management, Cl A ‡	85	3,300
Apple Hospitality ‡	120	1,058
Armada Hoffler Properties ‡	32	308
Ashford Hospitality Trust ‡	6	22
AvalonBay Communities ‡	81	12,403
Blackstone Mortgage Trust, Cl A ‡	74	1,781
Bluerock Residential Growth, Cl A ‡	14	101
Boston Properties ‡	89	7,929
Braemar Hotels & Resorts ‡	18	44
Brandywine Realty Trust ‡	99	1,072
Brixmor Property Group ‡	170	1,957
Brookfield Property, Cl A ‡	34	395
BRT Apartments ‡	5	52
Camden Property Trust ‡	57	5,176
CareTrust ‡	54	973
CatchMark Timber Trust, Cl A ‡	28	273
CBRE Group, Cl A *	191	8,368
Cedar Realty Trust ‡	50	41
Chatham Lodging Trust ‡	26	135
CIM Commercial Trust ‡	7	71
Clipper Realty ‡	9	60
Colony Capital ‡	275	528
Columbia Property Trust ‡	66	789
Community Healthcare Trust ‡	12	549
CoreCivic ‡	68	606
CorEnergy Infrastructure Trust ‡	8	70
CorePoint Lodging ‡	22	123
CoreSite Realty ‡	21	2,710
Corporate Office Properties Trust ‡	64	1,695
Cousins Properties ‡	84	2,580
Crown Castle International ‡	238	39,674
CTO Realty Growth	3	119
CubeSmart ‡	111	3,293
Cushman & Wakefield *	98	1,049
CyrusOne ‡	66	5,506
DiamondRock Hospitality ‡	114	527

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Digital Realty Trust ‡	148	$23,760
Diversified Healthcare Trust ‡	135	526
Douglas Emmett ‡	95	2,768
Duke Realty ‡	211	8,480
Easterly Government Properties ‡	43	1,051
EastGroup Properties ‡	22	2,919
Empire State Realty Trust, Cl A ‡	87	574
EPR Properties ‡	45	1,288
Equinix ‡	49	38,488
Equity Commonwealth ‡	69	2,178
Equity LifeStyle Properties ‡	100	6,832
Equity Residential ‡	210	11,262
Essential Properties Realty Trust ‡	52	837
Essex Property Trust ‡	38	8,388
eXp World Holdings *	14	278
Extra Space Storage ‡	73	7,544
Farmland Partners ‡	17	117
Federal Realty Investment Trust ‡	41	3,128
First Industrial Realty Trust ‡	72	3,162
Five Point Holdings, Cl A *	33	158
Forestar Group *	9	156
Four Corners Property Trust ‡	40	1,008
Franklin Street Properties ‡	56	294
Front Yard Residential ‡	28	243
FRP Holdings *	4	156
Gaming and Leisure Properties ‡	117	4,237
GEO Group ‡	68	723
Getty Realty ‡	20	593
Gladstone Commercial ‡	19	346
Gladstone Land ‡	11	177
Global Medical ‡	23	273
Global Net Lease ‡	51	849
Hannon Armstrong Sustainable Infrastructure Capital ‡	39	1,366
Healthcare Realty Trust ‡	77	2,256
Healthcare Trust of America, Cl A ‡	124	3,424
Healthpeak Properties ‡	295	8,051
Hersha Hospitality Trust, Cl A ‡	20	95
Highwoods Properties ‡	59	2,262
Host Hotels & Resorts ‡	401	4,323
Howard Hughes *	30	1,596
Hudson Pacific Properties ‡	86	2,027
Independence Realty Trust ‡	52	598
Industrial Logistics Properties Trust ‡	37	781
Innovative Industrial Properties, Cl A ‡	10	1,042
Investors Real Estate Trust ‡	7	506

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Invitation Homes ‡	311	$9,274
Iron Mountain ‡	162	4,567
iStar ‡	42	488
JBG SMITH Properties ‡	75	2,176
Jernigan Capital ‡	12	168
Jones Lang LaSalle	29	2,868
Kennedy-Wilson Holdings	70	1,039
Kilroy Realty ‡	65	3,788
Kimco Realty ‡	236	2,631
Kite Realty Group Trust ‡	48	474
Lamar Advertising, Cl A ‡	49	3,221
Lexington Realty Trust, Cl B ‡	143	1,659
Life Storage ‡	27	2,650
LTC Properties ‡	22	817
Macerich ‡	85	649
Mack-Cali Realty ‡	49	707
Marcus & Millichap *	13	354
Maui Land & Pineapple *	4	42
MGM Growth Properties, Cl A ‡	75	2,051
Mid-America Apartment Communities ‡	65	7,747
Monmouth Real Estate Investment ‡	53	765
National Health Investors ‡	24	1,488
National Retail Properties ‡	98	3,474
National Storage Affiliates Trust ‡	34	1,048
New Senior Investment Group ‡	47	160
Newmark Group, Cl A	85	346
NexPoint Residential Trust ‡	13	497
Office Properties Income Trust ‡	27	679
Omega Healthcare Investors ‡	130	4,209
One Liberty Properties ‡	9	153
Outfront Media ‡	82	1,182
Paramount Group ‡	110	784
Park Hotels & Resorts ‡	137	1,133
Pebblebrook Hotel Trust ‡	74	784
Pennsylvania Real Estate Investment Trust ‡	38	45
Piedmont Office Realty Trust, Cl A ‡	71	1,151
PotlatchDeltic ‡	37	1,584
Preferred Apartment Communities, Cl A ‡	27	195
Prologis ‡	423	44,592
PS Business Parks ‡	11	1,517
Public Storage ‡	87	17,390
QTS Realty Trust, Cl A ‡	33	2,374
Rafael Holdings, Cl B *	5	70
Rayonier ‡	74	2,056

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
RE, Cl A	10	$324
Realogy Holdings	65	589
Realty Income ‡	197	11,830
Redfin *	47	1,954
Regency Centers ‡	95	3,898
Retail Opportunity Investments ‡	65	707
Retail Properties of America, Cl A ‡	122	776
Retail Value ‡	9	114
Rexford Industrial Realty ‡	66	3,097
RLJ Lodging Trust ‡	94	753
RMR Group, Cl A	9	259
RPT Realty ‡	46	286
Ryman Hospitality Properties ‡	31	993
Sabra Health Care ‡	117	1,725
Safehold ‡	9	454
Saul Centers ‡	7	215
SBA Communications, Cl A ‡	64	19,939
Seritage Growth Properties *,‡	20	186
Service Properties Trust ‡	93	623
Simon Property Group ‡	174	10,849
SITE Centers ‡	87	638
SL Green Realty ‡	45	2,093
Spirit Realty Capital ‡	59	2,033
St. Joe *	34	701
STAG Industrial ‡	85	2,771
STORE Capital ‡	139	3,293
Stratus Properties *	4	76
Summit Hotel Properties ‡	59	306
Sun Communities ‡	52	7,796
Sunstone Hotel Investors ‡	127	950
Tanger Factory Outlet Centers ‡	52	334
Taubman Centers ‡	34	1,316
Tejon Ranch *	14	201
Terreno Realty ‡	38	2,309
UDR ‡	168	6,082
UMH Properties ‡	21	258
Uniti Group ‡	101	1,000
Urban Edge Properties ‡	67	702
Urstadt Biddle Properties, Cl A ‡	17	167
Ventas ‡	214	8,209
VEREIT ‡	618	4,023
VICI Properties ‡	267	5,797
Vornado Realty Trust ‡	101	3,487
Washington Prime Group ‡	106	78
Washington Real Estate Investment Trust ‡	47	1,051
Weingarten Realty Investors ‡	70	1,194
Welltower ‡	236	12,640

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Weyerhaeuser ‡	427	$11,875
Whitestone, Cl B ‡	22	145
WP Carey ‡	98	6,994
Xenia Hotels & Resorts ‡	65	517

		645,402

UTILITIES — 3.6%
AES	381	5,803
ALLETE	30	1,779
Alliant Energy	141	7,593
Ameren	141	11,314
American Electric Power	287	24,935
American States Water	21	1,614
American Water Works	104	15,317
Artesian Resources, Cl A	5	175
Atmos Energy	70	7,420
Avangrid	32	1,593
Avista	38	1,411
Black Hills	36	2,083
Cadiz *	20	212
California Water Service Group	28	1,312
CenterPoint Energy	288	5,475
Chesapeake Utilities	9	760
Clearway Energy, Cl C	45	1,104
CMS Energy	163	10,461
Consolidated Edison	192	14,751
Dominion Energy	480	38,894
DTE Energy	110	12,719
Duke Energy	422	35,760
Edison International	208	11,579
Entergy	115	12,090
Essential Utilities	140	6,350
Evergy	130	8,428
Eversource Energy	189	17,023
Exelon	558	21,544
FirstEnergy	310	8,990
Genie Energy, Cl B	7	57
Global Water Resources	6	62
Hawaiian Electric Industries	61	2,212
IDACORP	29	2,704
MDU Resources Group	110	2,308
MGE Energy	20	1,327
Middlesex Water	10	641
National Fuel Gas	47	1,907
New Jersey Resources	54	1,677
NextEra Energy	281	78,877
NextEra Energy Partners	36	2,239
NiSource	219	5,355
Northwest Natural Holding	17	909

COMMON STOCK — continued

	Shares/Number of Rights	Value

UTILITIES — continued
NorthWestern	29	$1,632
NRG Energy	137	4,632
OGE Energy	115	3,784
ONE Gas	30	2,271
Ormat Technologies	26	1,547
Otter Tail	23	880
PG&E *	299	2,796
Pinnacle West Capital	65	5,400
PNM Resources	45	1,900
Portland General Electric	51	2,251
PPL	441	11,739
Public Service Enterprise Group	290	16,223
Pure Cycle *	13	117
RGC Resources	4	93
Sempra Energy	168	20,909
SJW Group	15	937
South Jersey Industries	53	1,236
Southern	607	33,148
Southwest Gas Holdings	31	2,159
Spark Energy, Cl A	6	45
Spire	28	1,726
Star Group	24	226
Sunnova Energy International *	17	425
TerraForm Power, Cl A	130	2,668
UGI	119	3,968
Unitil	8	345
Vistra Energy	269	5,020
WEC Energy Group	181	17,242
Xcel Energy	301	20,781
York Water	7	324

		555,188

Total Common Stock (Cost $15,084,397)		15,295,301

RIGHTS — 0.0%
Achillion Pharmaceuticals *(A)	78	78
Stemline Therapeutics *(A)	26	26

Total Rights (Cost $–)		104

PREFERRED STOCK — 0.0%
INDUSTRIALS — 0.0%
WESCO International, 10.625%	11	298

Total Preferred Stock (Cost $281)		298

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

WARRANTS — 0.0%

	Number of Warrants	Value
Occidental Petroleum	65	$–

Total Warrants (Cost $–)		–

Total Investments in Securities— 99.0% (Cost $15,084,678)		$15,295,703

A list of the open OTC swap agreement held by the Fund at July 31, 2020, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Unrealized Appreciation
Wells Fargo	WFCBL2TH4 Custom Basket*	1 Month+ 0.40%	Asset Return	Annually	8/17/21	USD	$100,887	$2,091	$2,091

*The following table represents the individual common stock exposures comprising the WFCBL2TH4 Custom Basket Total Return Swaps as of July 31, 2020.

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage

3,449	Apple Inc	$ 12,455	$ 258	12.3%

1,377	Abbott Laboratories	1,103	23	1.1%

500	Accenture Plc-Cl A	923	19	0.9%

378	Adobe Inc	1,342	28	1.3%

290	Analog Devices Inc	272	6	0.3%

341	Automatic Data Processing	377	8	0.4%

171	Autodesk Inc	318	7	0.3%

723	Applied Materials Inc	378	8	0.4%

873	Advanced Micro Devices	575	12	0.6%

174	Air Products & Chemicals Inc	391	8	0.4%

595	Activision Blizzard Inc	392	8	0.4%

310	Broadcom Inc	812	17	0.8%

636	American Express Co	518	11	0.5%

6,852	Bank Of America Corp	1,458	30	1.4%

32	Booking Holdings Inc	456	9	0.5%

120	Blackrock Inc	560	12	0.6%

1,792	Bristol-Myers Squibb Co	887	18	0.9%

1,086	Berkshire Hathaway Inc-Cl B	1,849	38	1.8%

1,098	Boston Scientific Corp	343	7	0.3%

1,635	Citigroup Inc	692	14	0.7%

432	Caterpillar Inc	491	10	0.5%

355	Chubb Ltd	372	8	0.4%

118	Charter Communications Inc-A	569	12	0.6%

673	Colgate-Palmolive Co	413	9	0.4%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage

3,569	Comcast Corp-Class A	$ 1,230	$ 25	1.2%

280	Cme Group Inc	370	8	0.4%

676	Salesforce.Com Inc	1,068	22	1.1%

3,356	Cisco Systems Inc	1,283	27	1.3%

608	Csx Corp	360	7	0.3%

1,490	Chevron Corp	1,071	22	1.1%

665	Dominion Energy Inc	426	9	0.4%

248	Deere & Co	377	8	0.4%

198	Dollar General Corp	306	6	0.3%

1,418	Walt Disney Co/The	1,463	30	1.4%

584	Duke Energy Corp	396	8	0.4%

600	Ebay Inc	261	5	0.2%

227	Ecolab Inc	355	7	0.4%

1,878	Facebook Inc-Class A	3,956	82	3.9%

484	Fidelity National Info Serv	567	12	0.6%

442	Fiserv Inc	351	7	0.3%

996	Gilead Sciences Inc	546	11	0.5%

233	Alphabet Inc-Cl C	2,791	58	2.8%

235	Alphabet Inc-Cl A	2,823	59	2.8%

235	Global Payments Inc	320	7	0.3%

262	Goldman Sachs Group Inc	440	9	0.4%

849	Home Depot Inc	1,869	39	1.9%

558	Honeywell International Inc	713	15	0.7%

708	Intl Business Machines Corp	720	15	0.7%

427	Intercontinental Exchange In	339	7	0.3%

3,330	Intel Corp	1,313	27	1.3%

198	Intuit Inc	483	10	0.5%

91	Intuitive Surgical Inc	497	10	0.5%

250	Illinois Tool Works	393	8	0.4%

2,399	Jpmorgan Chase & Co	1,934	40	1.9%

269	Kimberly-Clark Corp	341	7	0.3%

3,386	Coca-Cola Co/The	1,294	27	1.3%

666	Eli Lilly & Co	816	17	0.8%

593	Lowe’S Cos Inc	730	15	0.7%

114	Lam Research Corp	344	7	0.3%

589	Mcdonald’S Corp	963	20	1.0%

147	Moody’S Corp	319	7	0.3%

1,130	Mondelez International Inc-A	502	10	0.5%

396	Marsh & Mclennan Cos	369	8	0.4%

456	3M Co	590	12	0.6%

1,493	Altria Group Inc	517	11	0.5%

924	Morgan Stanley	374	8	0.4%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage

5,913	Microsoft Corp	$ 9,862	$ 204	9.8%

874	Micron Technology Inc	344	7	0.3%

386	Nextera Energy Inc	878	18	0.9%

636	Newmont Corp	346	7	0.3%

338	Netflix Inc	1,310	27	1.3%

949	Nike Inc -Cl B	801	17	0.8%

148	Servicenow Inc	520	11	0.5%

219	Norfolk Southern Corp	359	7	0.3%

462	Nvidia Corp	1,651	34	1.6%

1,580	Oracle Corp	695	14	0.7%

1,098	Pepsico Inc	1,196	25	1.2%

1,947	Procter & Gamble Co/The	2,091	43	2.1%

460	Progressive Corp	332	7	0.3%

1,242	Philip Morris International	780	16	0.8%

876	Paypal Holdings Inc	1,356	28	1.3%

905	Qualcomm Inc	771	16	0.8%

66	Regeneron Pharmaceuticals	322	7	0.3%

927	Starbucks Corp	575	12	0.6%

65	Sherwin-Williams Co/The	338	7	0.3%

840	Southern Co/The	371	8	0.4%

190	S&P Global Inc	523	11	0.5%

280	Square Inc - A	312	6	0.3%

5,737	At&T Inc	1,388	29	1.4%

1,072	Truist Financial Corp	339	7	0.3%

395	Target Corp	421	9	0.4%

953	Tjx Companies Inc	430	9	0.4%

546	T-Mobile Us Inc	507	11	0.5%

115	Tesla Inc	1,308	27	1.3%

721	Texas Instruments Inc	782	16	0.8%

536	Union Pacific Corp	802	17	0.8%

558	United Parcel Service-Cl B	714	15	0.7%

1,209	Us Bancorp	363	8	0.4%

204	Vertex Pharmaceuticals Inc	438	9	0.5%

3,294	Verizon Communications Inc	1,556	32	1.5%

334	Waste Management Inc	299	6	0.3%

3,389	Exxon Mobil Corp	1,208	25	1.2%

373	Zoetis Inc	473	10	0.5%

		$ 100,887	$ 2,091	100.0%

Percentages are based on Net Assets of $15,446,714.

*	Non-income producing security.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2020 (Unaudited)

(A)	Expiration date not available.

Cl — Class
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,295,301	$—	$—	$15,295,301
Rights	104	—	—	104
Preferred Stock	—	298	—	298
Warrants	—	—	—	—

Total Investments in Securities	$15,295,405	$298	$—	$15,295,703

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$–	$2,091	$–	$2,091

Total Other Financial Instruments	$–	$2,091	$–	$2,091

*	Swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-008-0200